UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21188

PIMCO California Municipal Income Fund III

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO Closed-End Funds

Semiannual Report

June 30, 2017

PIMCO Municipal Income Fund

PIMCO Municipal Income Fund II

PIMCO Municipal Income Fund III

PIMCO California Municipal Income Fund

PIMCO California Municipal Income Fund II

PIMCO California Municipal Income Fund III

PIMCO New York Municipal Income Fund

PIMCO New York Municipal Income Fund II

PIMCO New York Municipal Income Fund III

		Page

Letter from the Chairman of the Board & President		2
Important Information About the Funds		4
Financial Highlights		18
Statements of Assets and Liabilities		22
Statements of Operations		24
Statements of Changes in Net Assets		27
Notes to Financial Statements		58
Glossary		72
Approval of Investment Management Agreement		73

Fund	Fund Summary	Schedule of Investments

PIMCO Municipal Income Fund	8	31
PIMCO Municipal Income Fund II	9	35
PIMCO Municipal Income Fund III	10	40
PIMCO California Municipal Income Fund	11	44
PIMCO California Municipal Income Fund II	12	47
PIMCO California Municipal Income Fund III	13	49
PIMCO New York Municipal Income Fund	14	51
PIMCO New York Municipal Income Fund II	15	53
PIMCO New York Municipal Income Fund III	16	56

Letter from the Chairman of the Board & President

Dear Shareholder,

The global equity markets generated strong results during the reporting period against a backdrop of solid corporate profits and signs of improving global growth. Meanwhile, the global fixed income market generated strong results as U.S. monetary policy tightened, whereas many international central banks maintained accommodative monetary policies.

For the six-month reporting period ended June 30, 2017

The U.S. economy continued to expand at a relatively modest pace during the reporting period. Looking back, U.S. gross domestic product (“GDP”), which represents the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at a revised annual pace of 1.8% during the fourth quarter of 2016. GDP growth then moderated, growing at a revised annual pace of 1.2% for the first quarter of 2017. Finally, the Commerce Department’s initial reading — released after the reporting period had ended — showed that second quarter 2017 GDP grew at an annual pace of 2.6%.

The Federal Reserve (“Fed”) continued to normalize monetary policy, with two interest rate hikes during the reporting period. The first occurrence was in March 2017, followed by a second rate hike in June 2017. The second move put the federal funds rate between 1.00% and 1.25%. In its official statement following the Fed’s June meeting, the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” The Fed also indicated that it expects to begin reducing its balance sheet later this year.

Economic activity outside the U.S. generally improved during the reporting period. Nevertheless, a number of central banks, including the European Central Bank, Bank of England and Bank of Japan, maintained their highly accommodative monetary policies. However, toward the end of the reporting period, several central banks indicated that they may pare back their quantitative easing programs should growth improve and inflation increase.

The municipal (or “muni”) market posted positive returns during the first five months of the reporting period. The municipal market was supported by generally positive fundamentals, moderating supply and strong investor demand. The Bloomberg Barclays Municipal Bond Index gained 3.57% during the six months ended June 30, 2017. In comparison, the overall taxable fixed income market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 2.27% over the same period.

Outlook

PIMCO’s baseline view is that the U.S. economy is likely to grow at about 2% per year, with inflation running close to the Fed’s target of 2%. PIMCO’s forecast for the federal funds rate at the end of its secular horizon is anchored in a “New Neutral” range of 2% to 3%, but with the risks skewed to the downside on rates. In PIMCO’s view, of real concern for the U.S. outlook, as well as the global outlook, is the “driving-without-a-spare-tire risk” at this late stage of the business cycle. In the next recession, whenever it occurs, PIMCO believes the Fed and other central banks will have less room to cut rates than in past cycles. Some countries — for example, the U.S., China, Germany — will likely have some “fiscal space” to deploy in the next downturn, but with sovereign debt levels already elevated, fiscal policy is unlikely to fully offset the constraints on monetary policy in the next global downturn.

PIMCO’s policy outlook for munis looks brighter for the next six to 12 months than it did earlier in the year. In PIMCO’s view, the risk of trade wars with other countries has receded, and that has scaled back both PIMCO’s view of the expected size of fiscal stimulus in the U.S. and its assessment of near-term inflation pressures. PIMCO has more confidence in its base case scenario of a less ambitious “tax reform lite” given the current failure of a repeal/replace of the Affordable Care Act. The upshot for munis is a tax reform backdrop that, while not without risk, should not fundamentally alter the long-term valuation paradigm for tax-efficient investors. PIMCO is a bit more positive on federal tax-exempt municipal bonds than their taxable alternatives, and high yield municipal spreads look compelling

2	PIMCO CLOSED-END FUNDS

relative to high yield corporate spreads. PIMCO’s views reflect municipal credit spreads’ underperformance relative to the post-election rally in other U.S. credit asset classes.

In the following pages of this PIMCO Closed-End Funds Semiannual Report, please find specific details regarding investment performance and a discussion of factors that most affected the Funds’ performance over the six months ended June 30, 2017.

Thank you for investing with us. We value your trust and will continue to work diligently to meet your investment needs. If you have questions regarding any of your PIMCO Closed-End Funds investments, please contact your financial advisor or call the Funds’ shareholder servicing agent at (844) 33-PIMCO or (844) 337-4626. We also invite you to visit our website at www.pimco.com to learn more about our views.

Sincerely,

Hans W. Kertess	Peter G. Strelow
Chairman of the Board of Trustees	President

SEMIANNUAL REPORT	JUNE 30, 2017	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). This risk may be particularly acute in the current market environment because market interest rates are currently near historically low levels. This, combined with recent economic recovery, the Federal Reserve Board’s conclusion of its quantitative easing program, and increases in federal funds interest rates in 2015, 2016 and 2017, which had not occurred since 2006, could potentially increase the probability of an upward interest rate environment in the near future. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets” in corporate bonds. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates.

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of a Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Laws, referenda, ordinances or regulations enacted in the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

A Fund that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A Fund that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by a Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy.

4	PIMCO CLOSED-END FUNDS

Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, management risk and the risk that a Fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value (“NAV”). A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying a derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not directly own. The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness of a Fund’s derivative transactions and cause a Fund to lose value. For instance, in December 2015, the SEC proposed new regulations applicable to a registered investment company’s use of derivatives and related instruments. If adopted as proposed, these regulations could significantly limit or impact a Fund’s ability to invest in derivatives and other instruments, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objective.

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs of leverage to the Fund could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares. There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including: (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares.

There is a risk that a Fund investing in a tender option bond program will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status. A Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices. A Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money on its investment. The Funds may also invest in bonds and other instruments that are not rated, but which PIMCO considers to be equivalent to high-yield investments. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Defaulted securities are often illiquid and may not be actively traded. Sale of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material.

SEMIANNUAL REPORT	JUNE 30, 2017	5

Important Information About the Funds (Cont.)

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches involving a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties), trading counterparties or issuers in which a Fund invests can also subject a Fund to many of the same risks associated with direct cyber security breaches. Moreover, cyber security breaches involving trading counterparties or issuers in which a Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value.

Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers in which a Fund may invest, trading counterparties or third party service providers to the Funds. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders could be negatively impacted as a result.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

The common shares of a Fund may trade at a price that is less than the initial offering price and/or the net asset value of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

The Funds may be subject to various risks, including, but not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, currency risk, redenomination risk, non-diversification risk, management risk, municipal bond risk, tender option bond risk, inflation-indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

6	PIMCO CLOSED-END FUNDS

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Non-diversified
PIMCO New York Municipal Income Fund III	10/31/02	Non-diversified

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO (844-337-4626), on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Funds at (844) 33-PIMCO (844-337-4626) and on the Funds’ website at www.pimco.com.

Updated portfolio holdings information about a Fund will be available at www.pimco.com approximately 15 calendar days after such Fund’s most recent fiscal quarter end, and will remain accessible until such Fund files a Form N-Q or a shareholder report for the period which includes the date of the information. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	JUNE 30, 2017	7

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Allocation Breakdown as of 06/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	22.7%
Tobacco Settlement Funded	9.9%
Ad Valorem Property Tax	8.3%
Highway Revenue Tolls	8.2%
Miscellaneous Revenue	6.8%
Natural Gas Revenue	6.2%
Electric Power & Light Revenue	4.5%
Special Assessment	3.8%
College & University Revenue	3.8%
Water Revenue	3.4%
Port, Airport & Marina Revenue	3.2%
Miscellaneous Taxes	3.2%
Industrial Revenue	3.1%
Sewer Revenue	2.4%
General Fund	2.0%
Nuclear Revenue	2.0%
Sales Tax Revenue	1.1%
Other	4.9%
Short-Term Instruments	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2017)(1)

Market Price	$13.66
NAV	$12.83
Premium/(Discount) to NAV	6.47%
Market Price Distribution Yield(2)	5.24%
NAV Distribution Yield(2)	5.58%
Total Effective Leverage(3)	40%

Average Annual Total Return(1) for the period ended June 30, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	(2.31)%	(15.71)%	4.55%	5.81%	6.52%
NAV	6.28%	(1.44)%	7.24%	7.01%	7.01%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Duration exposure contributed to performance, as municipal yields moved lower.

»	Exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the health care sector contributed to performance, as the sector outperformed the general municipal bond market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance.

8	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Allocation Breakdown as of 06/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	23.5%
Tobacco Settlement Funded	12.2%
Highway Revenue Tolls	8.1%
Natural Gas Revenue	7.8%
Ad Valorem Property Tax	5.9%
Miscellaneous Taxes	5.2%
Industrial Revenue	4.8%
Miscellaneous Revenue	4.0%
Electric Power & Light Revenue	3.7%
Water Revenue	3.1%
College & University Revenue	3.0%
Sewer Revenue	3.0%
Lease (Appropriation)	2.5%
General Fund	2.3%
Port, Airport & Marina Revenue	1.7%
Sales Tax Revenue	1.1%
Other	7.0%
Short-Term Instruments	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2017)(1)

Market Price	$13.14
NAV	$12.16
Premium/(Discount) to NAV	8.06%
Market Price Distribution Yield(2)	5.94%
NAV Distribution Yield(2)	6.41%
Total Effective Leverage(3)	38%

Average Annual Total Return(1) for the period ended June 30, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	11.02%	0.26%	6.90%	5.89%	6.01%
NAV	6.36%	(0.49)%	7.23%	5.02%	5.82%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as the municipal bond yield curve moved lower.

»	Exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal bond market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance.

SEMIANNUAL REPORT	JUNE 30, 2017	9

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Allocation Breakdown as of 06/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	20.4%
Tobacco Settlement Funded	11.9%
Highway Revenue Tolls	8.2%
Natural Gas Revenue	7.4%
Water Revenue	5.9%
Ad Valorem Property Tax	4.3%
Sewer Revenue	4.1%
Miscellaneous Revenue	4.0%
General Fund	4.0%
Lease (Appropriation)	4.0%
Recreational Revenue	3.8%
Nuclear Revenue	3.7%
Electric Power & Light Revenue	3.0%
Port, Airport & Marina Revenue	3.0%
Industrial Revenue	2.5%
College & University Revenue	2.2%
Appropriations	1.2%
Miscellaneous Taxes	1.0%
Other	4.3%
Short-Term Instruments	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2017)(1)

Market Price	$11.72
NAV	$11.02
Premium/(Discount) to NAV	6.35%
Market Price Distribution Yield(2)	5.71%
NAV Distribution Yield(2)	6.07%
Total Effective Leverage(3)	39%

Average Annual Total Return(1) for the period ended June 30, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	6.30%	(3.07)%	5.79%	4.91%	5.52%
NAV	6.57%	(0.43)%	8.26%	4.95%	5.64%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Duration positioning contributed to performance, as the municipal bond yield curve moved lower.

»	Exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the water and sewer sector contributed to performance, as the sector outperformed the general municipal bond market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance.

10	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Allocation Breakdown as of 06/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	25.0%
Ad Valorem Property Tax	17.0%
Tobacco Settlement Funded	8.8%
Lease (Abatement)	8.0%
Electric Power & Light Revenue	7.7%
College & University Revenue	7.5%
Water Revenue	5.8%
Natural Gas Revenue	5.8%
Transit Revenue	3.1%
Local or Guaranteed Housing	2.1%
Highway Revenue Tolls	2.1%
General Fund	1.6%
Tax Increment/Allocation Revenue	1.3%
Special Assessment	1.1%
Port, Airport & Marina Revenue	1.1%
Other	1.2%
Short-Term Instruments	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2017)(1)

Market Price	$16.92
NAV	$14.19
Premium/(Discount) to NAV	19.24%
Market Price Distribution Yield(2)	5.46%
NAV Distribution Yield(2)	6.51%
Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended June 30, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	11.13%	6.03%	8.38%	7.59%	7.59%
NAV	6.03%	(0.90)%	7.35%	7.06%	6.94%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal bond yields moved lower.

»	Exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the health care sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal bond market.

SEMIANNUAL REPORT	JUNE 30, 2017	11

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Allocation Breakdown as of 06/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	20.8%
Ad Valorem Property Tax	18.1%
Tobacco Settlement Funded	10.9%
College & University Revenue	9.0%
Natural Gas Revenue	7.4%
Electric Power & Light Revenue	6.9%
Highway Revenue Tolls	5.0%
Tax Increment/Allocation Revenue	4.8%
Lease (Abatement)	2.9%
General Fund	2.8%
Water Revenue	2.0%
Port, Airport & Marina Revenue	2.0%
Local or Guaranteed Housing	1.4%
Special Tax	1.3%
Special Assessment	1.1%
Other	2.8%
Short-Term Instruments	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2017)(1)

Market Price	$10.16
NAV	$8.65
Premium/(Discount) to NAV	17.46%
Market Price Distribution Yield(2)	5.59%
NAV Distribution Yield(2)	6.56%
Total Effective Leverage(3)	43%

Average Annual Total Return(1) for the period ended June 30, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	13.80%	(2.39)%	7.03%	3.84%	4.72%
NAV	6.58%	(2.36)%	8.19%	3.17%	4.43%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration positioning contributed to performance, as municipal bond yields moved lower.

»	Exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal bond market.

12	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Allocation Breakdown as of 06/30/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	28.9%
Ad Valorem Property Tax	16.7%
College & University Revenue	10.4%
Tobacco Settlement Funded	8.3%
Water Revenue	8.0%
Electric Power & Light Revenue	5.6%
Natural Gas Revenue	4.7%
Transit Revenue	2.8%
Highway Revenue Tolls	2.5%
Lease (Abatement)	2.1%
General Fund	1.9%
Special Tax	1.7%
Sewer Revenue	1.3%
Tax Increment/Allocation Revenue	1.3%
Special Assessment	1.1%
Other	2.5%
Short-Term Instruments	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2017)(1)

Market Price	$12.58
NAV	$9.86
Premium/(Discount) to NAV	27.59%
Market Price Distribution Yield(2)	5.72%
NAV Distribution Yield(2)	7.30%
Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended June 30, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	14.46%	8.88%	9.29%	5.15%	5.84%
NAV	5.79%	(1.48)%	7.28%	3.46%	4.62%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Duration positioning contributed to performance, as the municipal bond yield curve moved lower.

»	Exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal bond market.

SEMIANNUAL REPORT	JUNE 30, 2017	13

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Allocation Breakdown as of 06/30/2017†§

Municipal Bonds & Notes
College & University Revenue	11.7%
Industrial Revenue	11.3%
Tobacco Settlement Funded	10.5%
Health, Hospital & Nursing Home Revenue	10.3%
Highway Revenue Tolls	9.7%
Miscellaneous Revenue	8.9%
Transit Revenue	7.3%
Water Revenue	6.6%
Miscellaneous Taxes	5.2%
Ad Valorem Property Tax	4.3%
Electric Power & Light Revenue	3.9%
Port, Airport & Marina Revenue	3.4%
Income Tax Revenue	2.7%
Recreational Revenue	2.3%
Charter School Aid	0.1%
Short-Term Instruments	1.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2017)(1)

Market Price	$13.10
NAV	$12.13
Premium/(Discount) to NAV	8.00%
Market Price Distribution Yield(2)	5.22%
NAV Distribution Yield(2)	5.64%
Total Effective Leverage(3)	39%

Average Annual Total Return(1) for the period ended June 30, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	13.12%	(2.26)%	7.19%	6.00%	5.46%
NAV	7.43%	0.17%	7.17%	5.27%	5.29%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Duration positioning contributed to performance, as municipal bond yields moved lower.

»	Exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the industrial revenue sector contributed to performance.

14	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Allocation Breakdown as of 06/30/2017†§

Municipal Bonds & Notes
College & University Revenue	12.4%
Tobacco Settlement Funded	10.8%
Health, Hospital & Nursing Home Revenue	9.7%
Miscellaneous Revenue	8.2%
Transit Revenue	6.9%
Highway Revenue Tolls	6.6%
Industrial Revenue	5.6%
Port, Airport & Marina Revenue	5.3%
Income Tax Revenue	5.3%
Water Revenue	5.2%
Miscellaneous Taxes	4.6%
Lease (Abatement)	4.3%
Electric Power & Light Revenue	3.9%
Recreational Revenue	3.6%
Ad Valorem Property Tax	2.0%
Other	1.4%
Short-Term Instruments	4.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2017)(1)

Market Price	$11.69
NAV	$11.21
Premium/(Discount) to NAV	4.28%
Market Price Distribution Yield(2)	5.20%
NAV Distribution Yield(2)	5.43%
Total Effective Leverage(3)	45%

Average Annual Total Return(1) for the period ended June 30, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	0.35%	(13.73)%	4.60%	4.39%	5.15%
NAV	7.76%	(0.20)%	7.09%	4.65%	5.35%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as municipal bond yields moved lower.

»	Exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal bond market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance.

SEMIANNUAL REPORT	JUNE 30, 2017	15

PIMCO New York Municipal Income Fund III

Symbol on NYSE - PYN

Allocation Breakdown as of 06/30/2017†§

Municipal Bonds & Notes
Industrial Revenue	14.1%
Tobacco Settlement Funded	12.2%
Income Tax Revenue	9.8%
Highway Revenue Tolls	8.1%
Transit Revenue	7.9%
Miscellaneous Revenue	6.8%
College & University Revenue	6.4%
Health, Hospital & Nursing Home Revenue	5.8%
Ad Valorem Property Tax	5.4%
Miscellaneous Taxes	5.1%
Water Revenue	4.8%
Port, Airport & Marina Revenue	3.9%
Recreational Revenue	3.9%
Electric Power & Light Revenue	3.0%
Hotel Occupancy Tax	1.3%
Charter School Aid	0.1%
Short-Term Instruments	1.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of June 30, 2017)(1)

Market Price	$9.81
NAV	$9.31
Premium/(Discount) to NAV	5.37%
Market Price Distribution Yield(2)	5.17%
NAV Distribution Yield(2)	5.45%
Total Effective Leverage(3)	43%

Average Annual Total Return(1) for the period ended June 30, 2017
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	0.45%	(10.00)%	5.35%	2.24%	3.58%
NAV	7.07%	(0.58)%	6.84%	1.99%	3.57%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as the municipal bond yield curve moved lower.

»	Exposure to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal bond market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal bond market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance.

16	PIMCO CLOSED-END FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	JUNE 30, 2017	17

Financial Highlights

		Investment Operations		Less Distributions to Preferred Shareholders(b)			Less Distributions to Common Shareholders(b)

	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Municipal Income Fund
01/01/2017 - 06/30/2017+	$12.44	$0.46	$0.36	$(0.05)	$0.00	$0.77	$(0.38)	$0.00	$0.00	$(0.38)
12/31/2016	13.26	0.90	(0.68)	(0.06)	0.00	0.16	(0.98)	0.00	0.00	(0.98)
05/01/2015 - 12/31/2015(f)	13.15	0.65	0.12	(0.01)	0.00	0.76	(0.65)	0.00	0.00	(0.65	)(i)
04/30/2015	12.57	0.93	0.64	(0.01)	0.00	1.56	(0.98)	0.00	0.00	(0.98)
04/30/2014	13.75	0.94	(1.13)	(0.01)	0.00	(0.20)	(0.98)	0.00	0.00	(0.98)
04/30/2013	12.93	0.95	0.87	(0.02)	0.00	1.80	(0.98)	0.00	0.00	(0.98)
04/30/2012	10.72	1.01	2.20	(0.02)	0.00	3.19	(0.98)	0.00	0.00	(0.98)

PIMCO Municipal Income Fund II
01/01/2017 - 06/30/2017+	$11.81	$0.41	$0.37	$(0.04)	$0.00	$0.74	$(0.39)	$0.00	$0.00	$(0.39)
12/31/2016	12.39	0.79	(0.55)	(0.04)	0.00	0.20	(0.78)	0.00	0.00	(0.78)
06/01/2015 - 12/31/2015(g)	12.11	0.47	0.28	(0.01)	0.00	0.74	(0.46)	0.00	0.00	(0.46	)(i)
05/31/2015	11.94	0.81	0.15	(0.01)	0.00	0.95	(0.78)	0.00	0.00	(0.78)
05/31/2014	12.17	0.81	(0.25)	(0.01)	0.00	0.55	(0.78)	0.00	0.00	(0.78)
05/31/2013	11.91	0.82	0.23	(0.01)	0.00	1.04	(0.78)	0.00	0.00	(0.78)
05/31/2012	10.12	0.88	1.70	(0.01)	0.00	2.57	(0.78)	0.00	0.00	(0.78)

PIMCO Municipal Income Fund III
01/01/2017 - 06/30/2017+	$10.67	$0.39	$0.34	$(0.04)	$0.00	$0.69	$(0.34)	$0.00	$0.00	$(0.34)
12/31/2016	11.13	0.77	(0.44)	(0.04)	0.00	0.29	(0.75)	0.00	0.00	(0.75)
10/01/2015 - 12/31/2015(h)	10.88	0.20	0.24	(0.00)^	0.00	0.44	(0.19)	0.00	0.00	(0.19	)(i)
09/30/2015	10.78	0.78	0.08	(0.01)	0.00	0.85	(0.75)	0.00	0.00	(0.75)
09/30/2014	9.58	0.75	1.25	(0.01)	0.00	1.99	(0.79)	0.00	0.00	(0.79)
09/30/2013	11.02	0.75	(1.34)	(0.01)	0.00	(0.60)	(0.84)	0.00	0.00	(0.84)
09/30/2012	9.69	0.83	1.35	(0.01)	0.00	2.17	(0.84)	0.00	0.00	(0.84)

PIMCO California Municipal Income Fund
01/01/2017 - 06/30/2017+	$13.83	$0.47	$0.40	$(0.05)	$0.00	$0.82	$(0.46)	$0.00	$0.00	$(0.46)
12/31/2016	14.61	0.95	(0.75)	(0.06)	0.00	0.14	(0.92)	0.00	0.00	(0.92)
05/01/2015 - 12/31/2015(f)	14.33	0.65	0.26	(0.01)	0.00	0.90	(0.62)	0.00	0.00	(0.62	)(i)
04/30/2015	13.77	0.95	0.54	(0.01)	0.00	1.48	(0.92)	0.00	0.00	(0.92)
04/30/2014	14.71	0.99	(1.00)	(0.01)	0.00	(0.02)	(0.92)	0.00	0.00	(0.92)
04/30/2013	13.75	1.02	0.88	(0.02)	0.00	1.88	(0.92)	0.00	0.00	(0.92)
04/30/2012	11.32	1.08	2.29	(0.02)	0.00	3.35	(0.92)	0.00	0.00	(0.92)

PIMCO California Municipal Income Fund II
01/01/2017 - 06/30/2017+	$8.39	$0.31	$0.26	$(0.03)	$0.00	$0.54	$(0.28)	$0.00	$0.00	$(0.28)
12/31/2016	8.95	0.62	(0.53)	(0.04)	0.00	0.05	(0.61)	0.00	0.00	(0.61)
06/01/2015 - 12/31/2015(g)	8.69	0.38	0.27	(0.01)	0.00	0.64	(0.38)	0.00	0.00	(0.38	)(i)
05/31/2015	8.61	0.66	0.08	(0.01)	0.00	0.73	(0.65)	0.00	0.00	(0.65)
05/31/2014	8.93	0.68	(0.26)	(0.01)	0.00	0.41	(0.66)	0.00	(0.07)	(0.73)
05/31/2013	8.65	0.69	0.35	(0.01)	0.00	1.03	(0.68)	0.00	(0.07)	(0.75)
05/31/2012	7.38	0.71	1.32	(0.01)	0.00	2.02	(0.70)	0.00	(0.05)	(0.75)

PIMCO California Municipal Income Fund III
01/01/2017 - 06/30/2017+	$9.67	$0.34	$0.25	$(0.04)	$0.00	$0.55	$(0.36)	$0.00	$0.00	$(0.36)
12/31/2016	10.31	0.65	(0.53)	(0.04)	0.00	0.08	(0.72)	0.00	0.00	(0.72)
10/01/2015 - 12/31/2015(h)	10.08	0.17	0.24	(0.00)^	0.00	0.41	(0.18)	0.00	0.00	(0.18	)(i)
09/30/2015	10.02	0.68	0.11	(0.01)	0.00	0.78	(0.72)	0.00	0.00	(0.72)
09/30/2014	9.09	0.69	0.97	(0.01)	0.00	1.65	(0.72)	0.00	0.00	(0.72)
09/30/2013	10.23	0.79	(1.20)	(0.01)	0.00	(0.42)	(0.72)	0.00	0.00	(0.72)
09/30/2012	9.08	0.81	1.07	(0.01)	0.00	1.87	(0.72)	0.00	0.00	(0.72)

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(c)	Net Assets Applicable to Common Shareholders (000s)	Expenses(d)(e)		Expenses Excluding Waivers(d)(e)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income (Loss)(d)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

$12.83	$13.66	(2.31)%	$328,964	1.45	%*	1.45	%*	1.23	%*	1.23	%*	7.31	%*	$68,276	5%
12.44	14.39	(0.71)	318,473	1.25		1.25		1.18		1.18		6.72		66,896	16
13.26	15.45	5.27	338,342	1.22	*	1.22	*	1.21	*	1.21	*	7.42	*	69,516	15
13.15	15.38	21.47	334,775	1.25		1.25		1.22		1.22		7.12		69,049	9
12.57	13.58	(8.45)	319,155	1.30		1.30		1.27		1.27		7.74		66,993	15
13.75	16.05	11.96	348,162	1.22		1.23		1.19		1.20		6.99		70,809	9
12.93	15.28	27.20	326,741	1.28		1.35		1.22		1.29		8.42		67,990	18

$12.16	$13.14	11.02%	$751,169	1.28	%*	1.28	%*	1.11	%*	1.11	%*	6.87	%*	$76,159	8%
11.81	12.22	3.90	727,513	1.16		1.16		1.08		1.08		6.27		74,548	12
12.39	12.51	6.56	760,212	1.11	*	1.11	*	1.10	*	1.10	*	6.57	*	76,782	10
12.11	12.19	6.15	742,133	1.16		1.16		1.11		1.11		6.65		75,553	10
11.94	12.25	7.76	730,088	1.21		1.21		1.16		1.16		7.22		74,733	16
12.17	12.19	3.41	741,368	1.16		1.17		1.11		1.12		6.74		75,501	16
11.91	12.54	28.70	722,161	1.19		1.26		1.11		1.18		8.04		74,192	26

$11.02	$11.72	6.30%	$361,544	1.37	%*	1.37	%*	1.20	%*	1.20	%*	7.29	%*	$72,814	9%
10.67	11.37	5.33	349,423	1.23		1.23		1.13		1.13		6.80		71,211	9
11.13	11.51	6.70	363,382	1.19	*	1.19	*	1.17	*	1.17	*	7.09	*	73,123	2
10.88	10.97	9.65	355,368	1.23		1.23		1.17		1.17		7.14		72,006	5
10.78	10.71	10.69	351,139	1.29		1.29		1.23		1.23		7.47		71,447	15
9.58	10.45	(15.39)	311,231	1.27		1.27		1.20		1.20		7.04		66,168	20
11.02	13.31	33.20	357,139	1.27		1.33		1.17		1.23		8.00		72,239	25

$14.19	$16.92	11.13%	$265,533	1.64	%*	1.64	%*	1.24	%*	1.24	%*	6.81	%*	$69,246	6%
13.83	15.68	5.96	258,476	1.29		1.29		1.17		1.17		6.49		68,070	15
14.61	15.70	4.60	272,345	1.24	*	1.24	*	1.21	*	1.21	*	6.76	*	70,388	13
14.33	15.66	16.08	266,838	1.32		1.32		1.22		1.22		6.67		69,473	11
13.77	14.38	0.61	255,751	1.36		1.36		1.27		1.27		7.55		67,624	21
14.71	15.33	9.96	272,398	1.30		1.31		1.21		1.22		7.17		70,398	12
13.75	14.83	32.94	253,870	1.36		1.43		1.25		1.32		8.63		67,310	9

$8.65	$10.16	13.80%	$276,303	1.51	%*	1.51	%*	1.28	%*	1.28	%*	7.32	%*	$67,369	2%
8.39	9.20	(1.58)	267,645	1.37		1.37		1.22		1.22		6.84		66,042	20
8.95	9.94	6.19	285,097	1.25	*	1.25	*	1.23	*	1.23	*	7.42	*	68,724	10
8.69	9.75	9.85	276,525	1.32		1.32		1.21		1.21		7.48		67,411	12
8.61	9.52	(1.76)	273,289	1.41		1.41		1.30		1.30		8.51		66,915	14
8.93	10.51	11.41	282,181	1.34		1.35		1.23		1.24		7.65		68,279	13
8.65	10.15	19.59	272,570	1.44		1.52		1.24		1.32		8.99		66,804	25

$9.86	$12.58	14.46%	$219,075	1.77	%*	1.77	%*	1.26	%*	1.26	%*	6.97	%*	$68,808	5%
9.67	11.34	1.27	214,646	1.33		1.33		1.19		1.19		6.31		67,922	15
10.31	11.92	10.76	228,221	1.25	*	1.25	*	1.21	*	1.21	*	6.44	*	70,641	2
10.08	10.94	12.80	223,030	1.30		1.30		1.21		1.21		6.68		69,605	24
10.02	10.40	19.73	221,415	1.37		1.37		1.26		1.26		7.29		69,282	11
9.09	9.36	(13.98)	200,245	1.35		1.35		1.25		1.25		7.93		65,409	25
10.23	11.68	31.62	224,596	1.34		1.40		1.20		1.26		8.40		69,918	10

SEMIANNUAL REPORT	JUNE 30, 2017	19

Financial Highlights (Cont.)

		Investment Operations		Less Distributions to Preferred Shareholders(b)			Less Distributions to Common Shareholders(b)

	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO New York Municipal Income Fund
01/01/2017 - 06/30/2017+	$11.62	$0.35	$0.54	$(0.04)	$0.00	$0.85	$(0.34)	$0.00	$0.00	$(0.34)
12/31/2016	12.10	0.70	(0.45)	(0.05)	0.00	0.20	(0.68)	0.00	0.00	(0.68)
05/01/2015 - 12/31/2015(f)	11.92	0.47	0.18	(0.01)	0.00	0.64	(0.46)	0.00	0.00	(0.46	)(i)
04/30/2015	11.20	0.68	0.73	(0.01)	0.00	1.40	(0.68)	0.00	0.00	(0.68)
04/30/2014	12.04	0.67	(0.82)	(0.01)	0.00	(0.16)	(0.68)	0.00	0.00	(0.68)
04/30/2013	11.38	0.70	0.66	(0.02)	0.00	1.34	(0.68)	0.00	0.00	(0.68)
04/30/2012	9.92	0.74	1.41	(0.01)	0.00	2.14	(0.68)	0.00	0.00	(0.68)

PIMCO New York Municipal Income Fund II
01/01/2017 - 06/30/2017+	$10.71	$0.37	$0.49	$(0.04)	$0.00	$0.82	$(0.32)	$0.00	$0.00	$(0.32)
12/31/2016	11.41	0.72	(0.57)	(0.05)	0.00	0.10	(0.76)	0.00	(0.04)	(0.80)
06/01/2015 - 12/31/2015(g)	11.28	0.43	0.17	(0.01)	0.00	0.59	(0.46)	0.00	0.00	(0.46	)(i)
05/31/2015	10.98	0.75	0.36	(0.01)	0.00	1.10	(0.80)	0.00	0.00	(0.80)
05/31/2014	11.32	0.75	(0.28)	(0.01)	0.00	0.46	(0.80)	0.00	0.00	(0.80)
05/31/2013	11.37	0.79	(0.02)	(0.02)	0.00	0.75	(0.80)	0.00	0.00	(0.80)
05/31/2012	10.10	0.85	1.24	(0.02)	0.00	2.07	(0.80)	0.00	0.00	(0.80)

PIMCO New York Municipal Income Fund III
01/01/2017 - 06/30/2017+	$8.95	$0.29	$0.37	$(0.04)	$0.00	$0.62	$(0.26)	$0.00	$0.00	$(0.26)
12/31/2016	9.55	0.56	(0.49)	(0.04)	0.00	0.03	(0.63)	0.00	0.00	(0.63)
10/01/2015 - 12/31/2015(h)	9.42	0.14	0.15	(0.00)^	0.00	0.29	(0.16)	0.00	0.00	(0.16	)(i)
09/30/2015	9.43	0.57	0.06	(0.01)	0.00	0.62	(0.63)	0.00	0.00	(0.63)
09/30/2014	8.51	0.56	1.00	(0.01)	0.00	1.55	(0.63)	0.00	0.00	(0.63)
09/30/2013	9.65	0.62	(1.12)	(0.01)	0.00	(0.51)	(0.63)	0.00	0.00	(0.63)
09/30/2012	8.82	0.77	0.70	(0.01)	0.00	1.46	(0.63)	0.00	0.00	(0.63)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of common shares outstanding during the year.
(b)	The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares , in the Notes to Financial Statements for more information.
(c)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.
(d)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(e)	Interest expense primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.
(f)	Fiscal year end changed from April 30th to December 31st.
(g)	Fiscal year end changed from May 31st to December 31st.
(h)	Fiscal year end changed from September 30th to December 31st.
(i)	Total distributions for the period ended December 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended December 31, 2015.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(c)	Net Assets Applicable to Common Shareholders (000s)	Expenses(d)(e)		Expenses Excluding Waivers(d)(e)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income (Loss)(d)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

$12.13	$13.10	13.12%	$93,946	1.76	%*	1.76	%*	1.31	%*	1.31	%*	5.94	%*	$74,961	17%
11.62	11.91	5.71	89,825	1.36		1.36		1.25		1.25		5.69		72,769	10
12.10	11.90	7.23	93,205	1.27	*	1.27	*	1.26	*	1.26	*	5.82	*	74,574	5
11.92	11.54	7.72	91,832	1.39		1.39		1.31		1.31		5.78		73,847	1
11.20	11.36	(3.21)	86,211	1.46		1.46		1.40		1.40		6.28		70,857	10
12.04	12.52	12.96	92,509	1.36		1.37		1.30		1.31		5.89		74,203	16
11.38	11.73	26.36	87,126	1.37		1.44		1.31		1.38		7.00		71,341	21

$11.21	$11.69	0.35%	$124,567	1.61	%*	1.61	%*	1.38	%*	1.38	%*	6.70	%*	$64,411	12%
10.71	11.98	3.28	118,817	1.42		1.42		1.33		1.33		6.22		62,593	20
11.41	12.35	4.36	126,085	1.35	*	1.35	*	1.33	*	1.33	*	6.48	*	64,898	7
11.28	12.32	9.89	124,424	1.40		1.40		1.33		1.33		6.65		64,373	7
10.98	12.01	7.83	120,520	1.51		1.51		1.45		1.45		7.30		63,139	5
11.32	12.01	4.14	123,685	1.42		1.43		1.33		1.34		6.78		64,140	25
11.37	12.29	20.97	123,667	1.45		1.53		1.36		1.44		7.86		64,135	18

$9.31	$9.81	0.45%	$53,069	1.88	%*	1.88	%*	1.62	%*	1.62	%*	6.33	%*	$66,450	9%
8.95	10.04	3.95	50,981	1.61		1.61		1.50		1.50		5.88		64,820	24
9.55	10.27	5.75	54,247	1.55	*	1.55	*	1.53	*	1.53	*	5.87	*	67,378	0
9.42	9.87	11.09	53,548	1.55		1.55		1.49		1.49		6.04		66,764	13
9.43	9.49	9.47	53,369	1.66		1.66		1.60		1.60		6.31		66,695	24
8.51	9.30	(6.83)	48,007	1.65		1.65		1.56		1.56		6.72		62,505	17
9.65	10.66	26.56	54,327	1.64		1.70		1.50		1.56		8.42		67,441	16

SEMIANNUAL REPORT	JUNE 30, 2017	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Assets:
Investments, at value
Investments in securities*	$547,908	$1,218,233	$594,695	$490,972
Cash	2,452	576	503	557
Receivable for investments sold	0	0	3,053	0
Interest and/or dividends receivable	7,417	14,690	7,097	6,734
Other assets	59	7	11	9
Total Assets	557,836	1,233,506	605,359	498,272

Liabilities:
Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$33,741	$102,991	$42,840	$80,825
Payable for investments purchased	3,089	7,239	9,602	0
Distributions payable to common shareholders	1,530	4,016	1,828	1,441
Distributions payable to preferred shareholders	38	72	37	33
Accrued management fees	322	674	341	258
Other liabilities	152	345	167	182
Total Liabilities	38,872	115,337	54,815	82,739

Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share)	190,000	367,000	189,000	150,000

Net Assets Applicable to Common Shareholders	$328,964	$751,169	$361,544	$265,533

Net Assets Applicable to Common Shareholders Consist of:
Par value ($0.00001 per share)	$0	$1	$0	$0
Paid in capital in excess of par	330,974	800,793	423,930	245,149
Undistributed (overdistributed) net investment income	(836)	22,615	4	11,873
Accumulated undistributed net realized gain (loss)	(54,663)	(177,617)	(118,056)	(31,444)
Net unrealized appreciation (depreciation)	53,489	105,377	55,666	39,955

Net Assets Applicable to Common Shareholders	$328,964	$751,169	$361,544	$265,533

Net Asset Value Per Common Share	$12.83	$12.16	$11.02	$14.19

Common Shares Issued and Outstanding	25,642	61,778	32,795	18,711

Preferred Shares Issued and Outstanding	8	15	8	6

Cost of investments in securities	$494,426	$1,112,848	$539,029	$451,018

* Includes repurchase agreements of:	$0	$11,800	$5,000	$3,500

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2017 (Unaudited)

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$481,508	$409,893	$152,233	$223,572	$91,315
161	441	502	514	420
0	0	0	0	0
6,467	5,531	1,881	2,631	1,040
1	2	1,039	6	0
488,137	415,867	155,655	226,723	92,775

$45,111	$67,902	$14,094	$22,027	$7,320
1,757	1,756	0	0	0
1,511	1,333	442	563	241
32	20	9	17	8
272	217	96	132	64
151	564	68	417	73
48,834	71,792	14,709	23,156	7,706

163,000	125,000	47,000	79,000	32,000

$276,303	$219,075	$93,946	$124,567	$53,069

$0	$0	$0	$0	$0
388,851	281,350	95,163	145,321	72,474
(1,722)	1,091	2,050	(742)	201
(160,497)	(96,491)	(14,059)	(37,273)	(26,751)
49,671	33,125	10,792	17,261	7,145

$276,303	$219,075	$93,946	$124,567	$53,069

$8.65	$9.86	$12.13	$11.21	$9.31

31,946	22,218	7,745	11,113	5,700

7	5	2	3	1

$431,837	$376,735	$141,550	$206,263	$84,170

$0	$0	$2,800	$7,700	$0

SEMIANNUAL REPORT	JUNE 30, 2017	23

Statements of Operations

Six Months Ended June 30, 2017 (Unaudited)
(Amounts in thousands)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Investment Income:
Interest	$14,090	$29,986	$15,293	$11,008
Total Income	14,090	29,986	15,293	11,008

Expenses:
Management fees	1,798	3,766	1,908	1,443
Trustee fees and related expenses	45	93	46	36
Interest expense	348	609	296	522
Auction agent fees and commissions	102	194	104	78
Auction rate preferred shares related expenses	11	11	10	11
Miscellaneous expense	22	28	41	39
Total Expenses	2,326	4,701	2,405	2,129

Net Investment Income (Loss)	11,764	25,285	12,888	8,879

Net Realized Gain (Loss):
Investments in securities	(2,784)	(2,204)	7,299	277

Net Realized Gain (Loss)	(2,784)	(2,204)	7,299	277

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	11,874	25,073	3,876	7,126

Net Change in Unrealized Appreciation (Depreciation)	11,874	25,073	3,876	7,126

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,854	$48,154	$24,063	$16,282

Distributions on Preferred Shares from Net Investment Income	$(1,200)	$(2,318)	$(1,194)	$(947)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$19,654	$45,836	$22,869	$15,335

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$11,941	$9,415	$3,522	$5,029	$2,119
11,941	9,415	3,522	5,029	2,119

1,525	1,213	532	733	359
37	30	12	17	8
316	547	205	137	68
103	65	23	45	17
11	10	11	11	10
36	37	23	28	22
2,028	1,902	806	971	484

9,913	7,513	2,716	4,058	1,635

59	427	2,916	1,902	448

59	427	2,916	1,902	448

8,498	4,972	1,265	3,607	1,663

8,498	4,972	1,265	3,607	1,663

$18,470	$12,912	$6,897	$9,567	$3,746

$(1,030)	$(790)	$(297)	$(499)	$(202)

$17,440	$12,122	$6,600	$9,068	$3,544

SEMIANNUAL REPORT	JUNE 30, 2017	25

(THIS PAGE INTENTIONALLY LEFT BLANK)

26	PIMCO CLOSED-END FUNDS

Statements of Changes in Net Assets

	PIMCO Municipal Income Fund		PIMCO Municipal Income Fund II

(Amounts in thousands)	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$11,764	$23,020	$25,285	$48,391
Net realized gain (loss)	(2,784)	2,791	(2,204)	2,607
Net change in unrealized appreciation (depreciation)	11,874	(20,598)	25,073	(36,599)
Net increase in net assets resulting from operations	20,854	5,213	48,154	14,399
Distributions on preferred shares from net investment income(a)	(1,200)	(1,410)	(2,318)	(2,724)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	19,654	3,803	45,836	11,675

Distributions to Common Shareholders:
From net investment income	(9,727)	(24,922)	(24,068)	(47,964)

Total Distributions to Common Shareholders(a)	(9,727)	(24,922)	(24,068)	(47,964)

Common Share Transactions**:
Issued as reinvestment of distributions	564	1,250	1,888	3,590

Total increase (decrease) in net assets applicable to common shareholders	10,491	(19,869)	23,656	(32,699)

Net Assets Applicable to Common Shareholders:
Beginning of period	318,473	338,342	727,513	760,212
End of period*	$328,964	$318,473	$751,169	$727,513

* Including undistributed (overdistributed) net investment income of:	$(836)	$(1,673)	$22,615	$23,716

** Common Share Transactions:
Shares issued as reinvestment of distributions	42	82	157	283

(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	JUNE 30, 2017	27

Statements of Changes in Net Assets (Cont.)

	PIMCO Municipal Income Fund III		PIMCO California Municipal Income Fund

(Amounts in thousands†)	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$12,888	$25,294	$8,879	$17,813
Net realized gain (loss)	7,299	1,710	277	1,911
Net change in unrealized appreciation (depreciation)	3,876	(16,445)	7,126	(15,883)
Net increase in net assets resulting from operations	24,063	10,559	16,282	3,841
Distributions on preferred shares from net investment income(a)	(1,194)	(1,403)	(947)	(1,113)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	22,869	9,156	15,335	2,728

Distributions to Common Shareholders:
From net investment income	(11,179)	(24,462)	(8,640)	(17,250)

Total Distributions to Common Shareholders(a)	(11,179)	(24,462)	(8,640)	(17,250)

Common Share Transactions**:
Receipts for shares sold	0	0	0	11
Issued as reinvestment of distributions	431	897	362	642

Total increase (decrease) in net assets applicable to common shareholders	12,121	(14,409)	7,057	(13,869)

Net Assets Applicable to Common Shareholders:
Beginning of period	349,423	363,832	258,476	272,345
End of period*	$361,544	$349,423	$265,533	$258,476

* Including undistributed (overdistributed) net investment income of:	$4	$(511)	$11,873	$12,581

** Common Share Transactions:
Shares issued as reinvestment of distributions	39	77	23	42

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares , in the Notes to Financial Statements for more information.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II		PIMCO California Municipal Income Fund III		PIMCO New York Municipal Income Fund

Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$9,913	$19,695	$7,513	$14,466	$2,716	$5,420
59	2,965	427	18	2,916	460
8,498	(20,192)	4,972	(11,716)	1,265	(3,953)
18,470	2,468	12,912	2,768	6,897	1,927
(1,030)	(1,210)	(790)	(928)	(297)	(350)

17,440	1,258	12,122	1,840	6,600	1,577

(9,063)	(19,333)	(7,994)	(15,961)	(2,647)	(5,279)

(9,063)	(19,333)	(7,994)	(15,961)	(2,647)	(5,279)

0	0	0	0	0	0
281	623	301	546	168	322

8,658	(17,452)	4,429	(13,575)	4,121	(3,380)

267,645	285,097	214,646	228,221	89,825	93,205
$276,303	$267,645	$219,075	$214,646	$93,946	$89,825

$(1,722)	$(1,542)	$1,091	$2,362	$2,050	$2,278

30	63	27	47	14	26

SEMIANNUAL REPORT	JUNE 30, 2017	29

Statements of Changes in Net Assets (Cont.)

	PIMCO New York Municipal Income Fund II		PIMCO New York Municipal Income Fund III

(Amounts in thousands†)	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$4,058	$7,932	$1,635	$3,213
Net realized gain (loss)	1,902	396	448	17
Net change in unrealized appreciation (depreciation)	3,607	(6,724)	1,663	(2,809)
Net increase in net assets resulting from operations	9,567	1,604	3,746	421
Distributions on preferred shares from net investment income(a)	(499)	(586)	(202)	(238)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	9,068	1,018	3,544	183

Distributions to Common Shareholders:
From net investment income	(3,550)	(8,316)	(1,503)	(3,584)
Tax basis return of capital	0	(488)	0	0

Total Distributions to Common Shareholders(a)	(3,550)	(8,804)	(1,503)	(3,584)

Common Share Transactions**:
Receipts for shares sold	0	0	0	0
Issued as reinvestment of distributions	232	518	47	135

Total increase (decrease) in net assets applicable to common shareholders	5,750	(7,268)	2,088	(3,266)

Net Assets Applicable to Common Shareholders:
Beginning of period	118,817	126,085	50,981	54,247
End of period*	$124,567	$118,817	$53,069	$50,981

* Including undistributed (overdistributed) net investment income of:	$(742)	$(751)	$201	$271

** Common Share Transactions:
Shares issued as reinvestment of distributions	20	41	5	13

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares , in the Notes to Financial Statements for more information.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 166.6%

MUNICIPAL BONDS & NOTES 165.7%

ALABAMA 7.6%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (e)	$3,000	$3,543
5.000% due 09/01/2036 (e)	3,000	3,535
Huntsville-Redstone Village Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2007
5.500% due 01/01/2028	220	212
5.500% due 01/01/2043	885	733
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	15,000	12,243
6.500% due 10/01/2053	750	903
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	3,000	3,704

		24,873

ALASKA 1.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	900	89
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	3,280	3,619

		3,708

ARIZONA 3.8%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	2,750	2,750
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	2,050	2,095
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000
5.000% due 06/01/2035	1,500	1,626
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	805
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (e)	5,000	5,261

		12,537

ARKANSAS 0.8%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (b)	5,500	2,534

CALIFORNIA 24.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	3,170
5.000% due 10/01/2042	3,255	3,556
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	11,306
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,354
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
6.125% due 06/01/2038	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,000	2,191

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	$1,500	$1,702
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,215	1,452
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	700	710
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	2,300	2,391
5.250% due 03/01/2038	1,250	1,284
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	3,200	3,466
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	2,125
5.500% due 03/01/2040	500	553
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,310	2,572
6.750% due 02/01/2038	8,485	9,469
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.500% due 07/01/2031	845	845
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,116
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	430	473
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	3,000	3,248
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2032	5,300	5,315
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,000	2,570
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	4,175	4,355
Orange County, California Airport Revenue Bonds, Series 2009
5.250% due 07/01/2039	5,000	5,369
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,802
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025 (b)	2,000	1,381

		78,776

COLORADO 1.0%
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	450	480
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	709
Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010
5.375% due 06/01/2031	400	442
University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,620

		3,251

CONNECTICUT 2.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,452
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,675

		8,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	$2,500	$2,697

FLORIDA 3.1%
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (e)	4,000	4,208
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	185	203
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (e)	3,900	4,078
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2033 (b)	1,000	509
Miami-Dade County, Florida School Board Foundation, Inc., Certificates of Participation Bonds, (AGC Insured), Series 2009
5.375% due 02/01/2034	1,250	1,335

		10,333

GEORGIA 5.3%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 (a)	3,200	3,174
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	2,300	2,302
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,493
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 01/01/2046 (e)	2,300	2,461

		17,430

HAWAII 1.2%
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (e)	1,960	2,106
4.000% due 10/01/2036 (e)	1,610	1,724

		3,830

ILLINOIS 7.3%
Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,733
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,362
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	6,751
5.500% due 01/01/2034	2,300	2,278
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,163
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (e)	5,000	5,222
7.125% due 11/15/2037	400	444
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	1,250	1,251
Springfield, Illinois Electric Revenue Bonds, Series 2008
5.000% due 03/01/2036	1,900	1,950

		24,154

INDIANA 1.8%
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2032	3,000	3,060
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,073

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	31

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	$1,545	$1,783

		5,916

IOWA 2.4%
Iowa Finance Authority Revenue Bonds, Series 2007
6.750% due 11/15/2037	3,500	3,572
6.750% due 11/15/2042	1,500	1,531
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	6
5.400% due 11/15/2046 ^	2,836	2,849

		7,958

KANSAS 1.4%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	1,000	1,102
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^	826	182
University of Kansas Hospital Authority Revenue Bonds, Series 2017
5.000% due 03/01/2047	3,000	3,402

		4,686

KENTUCKY 0.4%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,143

LOUISIANA 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (ACA Insured), Series 2000
6.550% due 09/01/2025	1,200	1,344
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	859
6.500% due 11/01/2035	400	455
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,392

		5,050

MARYLAND 0.7%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,500	1,611
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	650	759

		2,370

MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	750	809
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (b)(g)	103	3
6.250% due 11/15/2039	388	400
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	2,300	2,379
5.000% due 01/01/2047	1,000	1,104
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,500	1,620

		6,315

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 4.7%
Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2031 (e)	$1,200	$1,414
5.000% due 12/01/2046 (e)	2,400	2,706
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (e)	1,000	1,134
5.000% due 10/15/2051 (e)	1,500	1,690
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (e)	5,000	5,074
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,500	1,459
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	15,000	350
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,623

		15,450

MINNESOTA 0.5%
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	1,500	1,636

MISSOURI 0.3%
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2026	1,000	1,002
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	100	100

		1,102

NEW JERSEY 15.7%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	2,000	2,128
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,566
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	18,660
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	592
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,253
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	1,500	699
New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,097
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	12,100	11,969
5.000% due 06/01/2041	11,000	10,819

		51,783

NEW MEXICO 2.4%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,099
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2009
5.000% due 08/01/2039	6,400	6,906

		8,005

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 20.3%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	$15,500	$17,211
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,395
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	1,137	193
6.700% due 01/01/2049	3,150	3,175
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	3,000	3,207
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	12,467
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	3,855
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	8,367
5.000% due 11/15/2044	10,000	11,113
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	3,500	3,938

		66,921

OHIO 8.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	967
5.875% due 06/01/2047	11,600	11,320
6.500% due 06/01/2047	9,280	9,298
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,093
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,523

		28,201

OREGON 0.9%
Oregon Health & Science University Revenue Bonds, Series 2009
5.750% due 07/01/2039	2,000	2,181
Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	600	645

		2,826

PENNSYLVANIA 8.2%
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	1,920	1,832
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2009
5.250% due 06/01/2039	5,000	5,389
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	750	750
6.375% due 07/01/2030	85	85
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	1,100	1,200
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	350	384
6.000% due 07/01/2043	500	569
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	2,000	2,188

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	$5,000	$5,418
5.625% due 07/01/2042	1,000	1,079
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	7,000	7,422
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	531

		26,847

RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,281
5.000% due 06/01/2050	1,000	1,021

		2,302

SOUTH CAROLINA 4.1%
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	2,200	2,412
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,418
5.500% due 12/01/2053	5,000	5,533

		13,363

TENNESSEE 4.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,436
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2025 (b)	1,000	663
0.000% due 12/01/2026 (b)	1,000	626
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,904
5.250% due 09/01/2024	5,000	5,967

		15,596

TEXAS 17.5%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,285
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	6,218
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008 (f)
9.270% due 10/01/2037	600	736
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	4,200	4,453
5.500% due 12/15/2038	4,200	4,468

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	$6,050	$6,185
5.750% due 01/01/2033	600	614
North Texas Tollway Authority Revenue Bonds, Series 2009
5.250% due 01/01/2044	3,000	3,148
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,947
5.500% due 09/01/2041	600	694
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	291
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	4,000	4,277
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (e)	6,400	6,567
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	528
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009 (f)
8.570% due 08/01/2039	1,000	1,141
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	4,044
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,500	7,956
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.875% due 12/01/2036	400	408
Uptown Development Authority, Texas Tax Allocation Bonds, Series 2009
5.500% due 09/01/2029	1,000	1,092
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	554

		57,606

U.S. VIRGIN ISLANDS 1.3%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	4,000	3,380
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	770

		4,150

UTAH 2.5%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	8,200

VIRGINIA 0.9%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,076

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	$1,926	$1,930

		3,006

WASHINGTON 3.3%
Tender Option Bond Trust Receipts/Certificates, Washington General Obligation Bonds, Series 2009 (f)
12.100% due 02/01/2034	6,670	7,860
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	700	770
Washington Health Care Facilities Authority Revenue Bonds, Series 2007
6.125% due 08/15/2037	2,000	2,008
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	276

		10,914

WEST VIRGINIA 0.3%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041 ^	955	869

WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	500	544

Total Municipal Bonds & Notes (Cost $491,527)		545,009

SHORT-TERM INSTRUMENTS 0.9%

SHORT-TERM NOTES 0.9%
Federal Home Loan Bank
0.974% due 07/17/2017 (b)(c)	1,800	1,799
1.023% due 07/14/2017 (b)(c)	1,100	1,100

		2,899

Total Short-Term Instruments (Cost $2,899)		2,899

Total Investments in Securities (Cost $494,426)		547,908

Total Investments 166.6% (Cost $494,426)		$547,908

Preferred Shares (57.8)%		(190,000)

Other Assets and Liabilities, net (8.8)%		(28,944)

Net Assets Applicable to Common Shareholders 100.0%		$328,964

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Security becomes interest bearing at a future date.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	33

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

June 30, 2017 (Unaudited)

(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.
(f)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2017.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$ 3	$3	0.00%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$24,873	$0	$24,873
Alaska	0	3,708	0	3,708
Arizona	0	12,537	0	12,537
Arkansas	0	2,534	0	2,534
California	0	78,776	0	78,776
Colorado	0	3,251	0	3,251
Connecticut	0	8,127	0	8,127
District of Columbia	0	2,697	0	2,697
Florida	0	10,333	0	10,333
Georgia	0	17,430	0	17,430
Hawaii	0	3,830	0	3,830
Illinois	0	24,154	0	24,154
Indiana	0	5,916	0	5,916
Iowa	0	7,958	0	7,958
Kansas	0	4,686	0	4,686
Kentucky	0	1,143	0	1,143
Louisiana	0	5,050	0	5,050
Maryland	0	2,370	0	2,370
Massachusetts	0	6,315	0	6,315
Michigan	0	15,450	0	15,450
Minnesota	0	1,636	0	1,636

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Missouri	$0	$1,102	$0	$1,102
New Jersey	0	51,783	0	51,783
New Mexico	0	8,005	0	8,005
New York	0	66,921	0	66,921
Ohio	0	28,201	0	28,201
Oregon	0	2,826	0	2,826
Pennsylvania	0	26,847	0	26,847
Rhode Island	0	2,302	0	2,302
South Carolina	0	13,363	0	13,363
Tennessee	0	15,596	0	15,596
Texas	0	57,606	0	57,606
U.S. Virgin Islands	0	4,150	0	4,150
Utah	0	8,200	0	8,200
Virginia	0	3,006	0	3,006
Washington	0	10,914	0	10,914
West Virginia	0	869	0	869
Wisconsin	0	544	0	544
Short-Term Instruments
Short-Term Notes	0	2,899	0	2,899

Total Investments	$0	$547,908	$0	$547,908

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund II

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.2%

MUNICIPAL BONDS & NOTES 160.5%

ALABAMA 9.4%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (e)	$7,000	$8,267
5.000% due 09/01/2036 (e)	7,000	8,248
Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	2,000	2,299
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	18,500	15,100
6.500% due 10/01/2053	18,000	21,668
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	11,900	14,694

		70,276

ARIZONA 12.9%
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	3,500	3,569
5.500% due 01/01/2038	2,860	2,923
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039	29,700	30,360
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,610
Pinal County, Arizona Electric District No. 3 Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	2,021
5.250% due 07/01/2041	3,700	4,274
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (e)	10,000	10,523
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	14,849
5.000% due 12/01/2037	22,400	27,013

		97,142

CALIFORNIA 18.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	1,430	1,473
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,655
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,707
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,236
California Health Facilities Financing Authority Revenue Bonds, Series 2010 (f)
5.000% due 11/15/2036	1,500	1,631
8.562% due 11/15/2036	5,000	6,024
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,405
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	12,500	14,274
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,510	2,999
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	1,000	1,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	$2,925	$2,962
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	5,200	5,406
5.250% due 03/01/2038	2,500	2,569
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	9,500	10,290
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,648
5.500% due 03/01/2040	5,750	6,355
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	5,444
6.750% due 02/01/2038	17,415	19,434
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,087
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,116
6.000% due 08/15/2042	5,690	6,457
California Statewide Communities Development Authority Revenue Notes, Series 2007
5.750% due 11/01/2017	570	575
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	480	528
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2032	2,000	2,006
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2039	4,000	4,000
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,490
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	2,000	2,086
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,566
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	540
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	2,000	2,067
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,717
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	2,000	2,007
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	5,033

		141,788

COLORADO 2.1%
Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	6,224
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,466
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,065
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	2,028

		15,783

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	$1,000	$1,091
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,375

		2,466

FLORIDA 5.3%
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009
7.000% due 04/01/2039	1,000	1,101
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	647
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2042	4,000	4,448
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (e)	8,500	8,942
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,097
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	215	236
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (e)	7,900	8,261
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,300
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	10,979
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	500	500

		39,511

GEORGIA 5.7%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,619
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,377
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 (a)	7,500	7,439
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	2,775	2,777
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	20,950
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 01/01/2046 (e)	5,200	5,565

		42,727

HAWAII 1.1%
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (e)	4,420	4,748
4.000% due 10/01/2036 (e)	3,635	3,893

		8,641

ILLINOIS 13.3%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	9,900
5.500% due 01/01/2042	1,250	1,230

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	35

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	$14,100	$14,208
5.500% due 01/01/2034	5,200	5,150
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,267
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,148
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,884	1,887
6.750% due 12/01/2032	5,316	5,342
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	2,020	2,089
7.000% due 01/01/2028	2,900	2,994
Illinois Finance Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,540	1,544
6.000% due 03/01/2037 ^	250	66
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (e)	5,000	5,222
7.125% due 11/15/2037	700	777
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,261
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	2,800	2,801
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	26,225	26,574
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (e)	12,500	14,120

		99,580

INDIANA 0.4%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.800% due 09/01/2047	990	997
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,540	1,778

		2,775

IOWA 2.1%
Iowa Finance Authority Revenue Bonds, Series 2007
6.750% due 11/15/2042	4,500	4,593
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	1
5.400% due 11/15/2046 ^	769	772
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	10,350	10,366

		15,732

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	551

KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,143

LOUISIANA 0.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	859
6.000% due 10/01/2044	1,000	1,150
6.500% due 11/01/2035	450	511

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	$2,000	$2,392

		4,912

MARYLAND 1.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	4,050	4,147
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,633
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,625

		8,405

MASSACHUSETTS 1.7%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,079
7.625% due 10/15/2037	545	589
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	5,200	5,378
5.000% due 01/01/2047	2,500	2,760
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	2,900	3,132

		12,938

MICHIGAN 4.2%
Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2031 (e)	2,600	3,065
5.000% due 12/01/2046 (e)	5,100	5,749
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	800	607
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (e)	3,500	3,969
5.000% due 10/15/2051 (e)	4,000	4,505
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (e)	10,000	10,148
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	25,000	584
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	3,000	3,247

		31,874

MINNESOTA 0.4%
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	2,640	2,672
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	436

		3,108

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	41

MISSOURI 1.5%
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	155	154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	$10,000	$10,890

		11,044

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,217

NEW JERSEY 9.8%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	960
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028 ^	525	312
New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,144
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,132
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	3,430	3,674
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,500	1,544
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,776
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,507
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	2,500	1,164
New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,097
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	14,255	14,100
5.000% due 06/01/2041	36,475	35,874

		73,284

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,198

NEW YORK 17.3%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	37,197
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,391
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	298	51
6.700% due 01/01/2049	825	831
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,000	2,138
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	11,505	14,344
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,084
5.625% due 07/15/2047	2,500	2,754

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 07/15/2049	$1,250	$1,362
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	11,156
5.750% due 11/15/2051	44,000	50,476
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,155
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	1,969

		129,908

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,718

OHIO 11.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	6,000	5,802
5.875% due 06/01/2047	29,400	28,691
6.250% due 06/01/2037	15,000	15,181
6.500% due 06/01/2047	19,400	19,437
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,394
Ohio State Revenue Bonds, Series 2009
5.500% due 01/01/2039	3,000	3,192
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	11,047

		87,744

OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,088
Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,241

		2,329

PENNSYLVANIA 10.7%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	8,182
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	3,120	2,977
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,034
6.000% due 07/01/2035	670	694
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	11,580	11,811
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	545
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	9,527
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	439
6.000% due 07/01/2043	850	968
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	11,102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2015
5.000% due 04/01/2045	$4,000	$4,501
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,084
5.625% due 07/01/2042	7,000	7,552
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	17,000	18,024
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	531
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,079

		80,050

RHODE ISLAND 2.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	18,835

SOUTH CAROLINA 1.6%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,070
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	11,065

		12,135

TENNESSEE 2.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (b)	3,975	1,765
5.125% due 12/01/2042	5,000	4,872
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,858
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,086
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,450
5.000% due 02/01/2027	6,000	7,085

		20,116

TEXAS 17.3%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,677
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	23,741
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	4,081
5.500% due 10/01/2039	12,700	13,725
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	10,300	10,920
5.500% due 12/15/2038	10,300	10,957
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	5,000	5,112
5.750% due 01/01/2033	1,200	1,228
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,161
5.500% due 09/01/2041	1,300	1,504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	$250	$291
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,208
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (e)	13,600	13,955
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,055
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	19,380	23,721
Texas State General Obligation Bonds, Series 2010 (f)
8.049% due 04/01/2037	4,880	5,151
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.875% due 12/01/2036	1,000	1,020
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,108

		129,615

U.S. VIRGIN ISLANDS 1.3%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	1,100	930
6.625% due 10/01/2029	2,485	2,031
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2025	8,500	6,927

		9,888

VIRGINIA 0.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,077
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	412	30
6.000% due 06/01/2043	1,269	1,239

		2,346

WASHINGTON 2.1%
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,430
Washington Health Care Facilities Authority Revenue Bonds, Series 2007
6.125% due 08/15/2037	13,000	13,056
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,103

		15,589

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,201
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041 ^	1,910	1,737

		3,938

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	37

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.1%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	$1,000	$1,087

Total Municipal Bonds & Notes (Cost $1,100,049)		1,205,434

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS (g) 1.6%
		11,800

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
1.048% due 08/16/2017 (b)(c)	1,000	999

Total Short-Term Instruments (Cost $12,799)		12,799

Total Investments in Securities (Cost $1,112,848)		1,218,233

Total Investments 162.2% (Cost $1,112,848)		$1,218,233

Preferred Share (48.9)%		(367,000)

Other Assets and Liabilities, net (13.3)%		(100,064)

Net Assets Applicable to Common Shareholders 100.0%		$751,169

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Security becomes interest bearing at a future date.
(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.
(f)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2017.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.440%	06/30/2017	07/03/2017	$11,800	Fannie Mae 4.000% due 07/01/2037 - 04/01/2047	$(12,190)	$11,800	$11,801

Total Repurchase Agreements						$(12,190)	$11,800	$11,801

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$11,801	$0	$0	$11,801	$(12,190)	$(389)

Total Borrowings and Other Financing Transactions	$11,801	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$70,276	$0	$70,276
Arizona	0	97,142	0	97,142
California	0	141,788	0	141,788
Colorado	0	15,783	0	15,783
Connecticut	0	2,466	0	2,466
Florida	0	39,511	0	39,511
Georgia	0	42,727	0	42,727
Hawaii	0	8,641	0	8,641
Illinois	0	99,580	0	99,580
Indiana	0	2,775	0	2,775
Iowa	0	15,732	0	15,732
Kansas	0	551	0	551
Kentucky	0	1,143	0	1,143
Louisiana	0	4,912	0	4,912
Maryland	0	8,405	0	8,405
Massachusetts	0	12,938	0	12,938
Michigan	0	31,874	0	31,874
Minnesota	0	3,108	0	3,108
Mississippi	0	41	0	41
Missouri	0	11,044	0	11,044
New Hampshire	0	2,217	0	2,217

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
New Jersey	$0	$73,284	$0	$73,284
New Mexico	0	2,198	0	2,198
New York	0	129,908	0	129,908
North Dakota	0	3,718	0	3,718
Ohio	0	87,744	0	87,744
Oregon	0	2,329	0	2,329
Pennsylvania	0	80,050	0	80,050
Rhode Island	0	18,835	0	18,835
South Carolina	0	12,135	0	12,135
Tennessee	0	20,116	0	20,116
Texas	0	129,615	0	129,615
U.S. Virgin Islands	0	9,888	0	9,888
Virginia	0	2,346	0	2,346
Washington	0	15,589	0	15,589
West Virginia	0	3,938	0	3,938
Wisconsin	0	1,087	0	1,087
Short-Term Instruments
Repurchase Agreements	0	11,800	0	11,800
Short-Term Notes	0	999	0	999

Total Investments	$0	$1,218,233	$0	$1,218,233

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	39

Schedule of Investments PIMCO Municipal Income Fund III

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 164.5%

MUNICIPAL BONDS & NOTES 162.6%

ALABAMA 11.3%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$545
Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	1,000	1,149
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2017
4.000% due 08/01/2047	6,500	7,088
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	19,000	15,508
6.500% due 10/01/2053	7,500	9,029
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	6,000	7,409

		40,728

ARIZONA 10.4%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	2,250	2,250
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	1,250	1,275
5.500% due 01/01/2038	900	920
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039 (e)	13,000	13,289
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	805
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (e)	5,000	5,261
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	13,989

		37,789

CALIFORNIA 23.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	500	515
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,664
5.000% due 10/01/2042	3,260	3,562
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	13,568
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,500	2,739
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,702
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,218
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2037 (a)	1,500	1,754
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,260	1,506
California State General Obligation Bonds, Series 2007
5.000% due 12/01/2037	5,300	5,388

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, Series 2008
5.250% due 03/01/2038	$1,350	$1,387
California State General Obligation Bonds, Series 2009
5.750% due 04/01/2031	2,500	2,700
6.000% due 04/01/2038	5,000	5,415
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,454
5.500% due 03/01/2040	3,200	3,537
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,580	2,872
6.750% due 02/01/2038	9,200	10,267
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	1,000	1,083
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	3,000	3,348
California Statewide Communities Development Authority Revenue Notes, Series 2007
5.750% due 11/01/2017	405	409
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	3,600	3,600
5.750% due 06/01/2047	1,055	1,062
Los Angeles Community College District, California General Obligation Bonds, Series 2009 (f)
12.082% due 08/01/2033	1,675	1,887
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	2,846
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	1,250	1,412
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,802
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	6,200	6,200

		85,897

COLORADO 0.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	2,000	2,139
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	709
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	500	554

		3,402

CONNECTICUT 0.4%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,375

DISTRICT OF COLUMBIA 2.9%
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039 (e)	10,000	10,556

		10,556

FLORIDA 5.3%
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	500	539
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (e)	4,500	4,734

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011
5.000% due 10/01/2041	$3,000	$3,329
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	220	241
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (e)	4,200	4,392
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010 (f)
8.562% due 10/01/2039	5,000	5,985

		19,220

GEORGIA 4.8%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 (a)	3,600	3,571
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	400	400
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	10,566
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 10/01/2038 (e)	2,500	2,675

		17,212

HAWAII 1.6%
Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,500	1,617
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (e)	2,135	2,294
4.000% due 10/01/2036 (e)	1,755	1,879

		5,790

ILLINOIS 11.7%
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2039	7,000	7,963
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	396
5.500% due 01/01/2042	1,000	984
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,255
5.500% due 01/01/2034	2,665	2,639
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,085
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	1,907
Chicago, Illinois Waterworks Revenue Bonds, (AGM Insured), Series 2017
5.250% due 11/01/2034	3,730	4,337
Illinois Finance Authority Revenue Bonds, Series 2007
5.875% due 03/01/2027 ^	1,000	265
6.000% due 03/01/2037 ^	625	166
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (e)	5,000	5,222
7.125% due 11/15/2037	400	444
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 08/15/2038	1,000	1,121
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	1,250	1,250
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	5,000	5,111

		42,145

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.7%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	$2,275	$2,626

IOWA 0.1%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	76	1
5.400% due 11/15/2046 ^	403	405

		406

KENTUCKY 1.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	2,000	2,286
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2046	3,000	3,268

		5,554

LOUISIANA 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,718
6.000% due 10/01/2044	1,000	1,149
6.500% due 11/01/2035	400	455
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,392

		5,714

MARYLAND 0.8%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,000	1,074
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	700	817
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	1,000	1,182

		3,073

MASSACHUSETTS 2.6%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037	280	302
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (b)(g)	140	4
6.250% due 11/15/2039	529	546
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	2,500	2,586
5.000% due 01/01/2047	1,000	1,104
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	3,185	3,188
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,600	1,728

		9,458

MICHIGAN 4.0%
Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2031 (e)	1,200	1,414
5.000% due 12/01/2046 (e)	2,500	2,818

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (e)	$1,500	$1,701
5.000% due 10/15/2051 (e)	1,500	1,690
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (e)	5,000	5,074
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	12,500	292
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,623

		14,612

MISSOURI 0.2%
Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	220	208
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	500	512

		720

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,217

NEW JERSEY 8.4%
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,132
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	4,500	5,350
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,000	1,029
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,254
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	3,200	1,490
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,600	1,583
5.000% due 06/01/2041	13,745	13,518

		30,356

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,099

NEW YORK 13.0%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	9,800	11,048
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,763
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,395
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	311	53
6.700% due 01/01/2049	863	869
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	10,450	11,417

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	$1,700	$2,184
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	11,000	12,225

		46,954

NORTH CAROLINA 2.6%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	6,000	6,686
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,592

		9,278

OHIO 14.5%
Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	500	531
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	967
5.875% due 06/01/2047	8,400	8,197
6.250% due 06/01/2037	5,000	5,061
6.500% due 06/01/2047	30,350	30,408
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,500	1,639
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,523

		52,326

PENNSYLVANIA 7.9%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2009
5.625% due 08/15/2039	1,000	1,089
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,600	7,200
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	1,200	1,145
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,034
6.000% due 07/01/2035	670	693
Dauphin County, Pennsylvania General Authority Revenue Bonds, Series 2009
6.000% due 06/01/2036	1,000	1,089
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	5,000	5,100
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	100	109
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	3,000	3,282
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,551
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	1,645	1,775
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	531

		28,598

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	41

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 6.6%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	$1,000	$1,070
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	800	877
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,418
5.500% due 12/01/2053	15,000	16,598

		23,963

TENNESSEE 1.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,436
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2025 (b)	1,000	663
0.000% due 12/01/2026 (b)	1,000	626
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,250	1,327
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,086

		6,138

TEXAS 18.7%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,300	1,392
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	5,088
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	5,500	5,831
5.500% due 12/15/2038	5,500	5,851
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	10,800	11,041
5.750% due 01/01/2033	700	716
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,215
5.500% due 09/01/2041	600	694
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042	10,000	10,245

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	$3,000	$3,208
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	528
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009 (f)
8.570% due 08/01/2039	6,500	7,419
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	175
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	9,600	11,750
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	554

		67,707

U.S. VIRGIN ISLANDS 0.8%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.625% due 10/01/2029	1,335	1,091
6.750% due 10/01/2037	1,165	926
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	770

		2,787

VIRGINIA 0.5%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,076
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	201	15
6.000% due 06/01/2043	619	605

		1,696

WASHINGTON 0.5%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,103
Washington Health Care Facilities Authority Revenue Bonds, Series 2010
5.500% due 12/01/2039	500	570

		1,673

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041 ^	$955	$869

WISCONSIN 1.7%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	3,500	3,880
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,087
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.625% due 04/15/2039	1,000	1,090

		6,057

Total Municipal Bonds & Notes (Cost $532,329)		587,995

SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS (h) 1.4%
		5,000

SHORT-TERM NOTES 0.5%
Federal Home Loan Bank
0.842% due 07/05/2017 (b)(c)	400	400
0.934% due 07/12/2017 (b)(c)	700	700
0.954% due 07/21/2017 (b)(c)	600	600

		1,700

Total Short-Term Instruments (Cost $6,700)		6,700

Total Investments in Securities (Cost $539,029)		594,695

Total Investments 164.5% (Cost $539,029)		$594,695

Preferred Shares (52.3)%		(189,000)

Other Assets and Liabilities, net (12.2)%		(44,151)

Net Assets Applicable to Common Shareholders 100.0%		$361,544

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Security becomes interest bearing at a future date.
(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.
(f)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2017.

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2017 (Unaudited)

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$ 4	$4	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.440%	06/30/2017	07/03/2017	$5,000	Fannie Mae 4.000% due 07/01/2037	$(5,161)	$5,000	$5,001

Total Repurchase Agreements						$(5,161)	$5,000	$5,001

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$5,001	$0	$0	$5,001	$(5,161)	$(160)

Total Borrowings and Other Financing Transactions	$5,001	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$40,728	$0	$40,728
Arizona	0	37,789	0	37,789
California	0	85,897	0	85,897
Colorado	0	3,402	0	3,402
Connecticut	0	1,375	0	1,375
District of Columbia	0	10,556	0	10,556
Florida	0	19,220	0	19,220
Georgia	0	17,212	0	17,212
Hawaii	0	5,790	0	5,790
Illinois	0	42,145	0	42,145
Indiana	0	2,626	0	2,626
Iowa	0	406	0	406
Kentucky	0	5,554	0	5,554
Louisiana	0	5,714	0	5,714
Maryland	0	3,073	0	3,073
Massachusetts	0	9,458	0	9,458
Michigan	0	14,612	0	14,612
Missouri	0	720	0	720

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
New Hampshire	$0	$2,217	$0	$2,217
New Jersey	0	30,356	0	30,356
New Mexico	0	1,099	0	1,099
New York	0	46,954	0	46,954
North Carolina	0	9,278	0	9,278
Ohio	0	52,326	0	52,326
Pennsylvania	0	28,598	0	28,598
South Carolina	0	23,963	0	23,963
Tennessee	0	6,138	0	6,138
Texas	0	67,707	0	67,707
U.S. Virgin Islands	0	2,787	0	2,787
Virginia	0	1,696	0	1,696
Washington	0	1,673	0	1,673
West Virginia	0	869	0	869
Wisconsin	0	6,057	0	6,057
Short-Term Instruments
Repurchase Agreements	0	5,000	0	5,000
Short-Term Notes	0	1,700	0	1,700

Total Investments	$0	$594,695	$0	$594,695

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	43

Schedule of Investments PIMCO California Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 184.9%

MUNICIPAL BONDS & NOTES 183.5%

CALIFORNIA 179.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	$10,000	$10,301
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	4,000	4,002
6.125% due 06/01/2038	1,000	1,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	1,500	1,538
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (c)	10,200	10,807
5.000% due 10/01/2039 (c)	10,000	10,495
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,050	5,711
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	2,000	2,198
6.000% due 07/01/2039	4,000	4,382
6.500% due 11/01/2038	1,000	1,113
California Health Facilities Financing Authority Revenue Bonds, Series 2010 (d)
5.000% due 11/15/2036	1,450	1,576
8.562% due 11/15/2036	1,000	1,205
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,115
6.000% due 08/15/2042	2,800	3,178
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	7,300	8,130
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	1,675	1,844
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,444
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (c)	8,500	8,856
5.000% due 11/15/2046 (c)	9,500	10,848
5.000% due 08/15/2055	6,000	6,692
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,204
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	2,900	3,073
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	910	1,087
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,169
5.250% due 08/01/2040	1,250	1,381
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	2,000	2,002
California State General Obligation Bonds, Series 2007
5.000% due 12/01/2037	3,000	3,050
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	2,000	2,166
6.000% due 11/01/2039	2,000	2,219
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	2,400	2,684
5.500% due 03/01/2040	1,500	1,658
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	8,052

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Public Works Board Revenue Bonds, Series 2009
5.000% due 04/01/2034	$2,000	$2,138
5.750% due 10/01/2030	2,000	2,208
6.000% due 11/01/2034	2,000	2,227
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	1,500	1,708
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	8,000	9,253
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
5.375% due 04/01/2030	2,150	2,153
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,200	3,351
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,870	2,082
6.750% due 02/01/2038	6,875	7,672
California Statewide Communities Development Authority Revenue Bonds, (NPFGC Insured), Series 2000
5.125% due 07/01/2024	100	104
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	900	925
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.500% due 07/01/2031	845	845
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	10,000	10,871
6.250% due 10/01/2039	1,000	1,084
7.500% due 06/01/2042	965	1,069
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	2,000	2,270
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	12,727
5.125% due 05/15/2031	4,000	4,361
5.375% due 05/15/2038	4,500	4,938
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	228
5.000% due 12/01/2036	1,400	1,529
5.000% due 12/01/2046	5,700	6,150
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	3,000	3,066
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (c)	5,500	5,749
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	5,000	5,413
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.850% due 08/01/2033	350	350
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 08/01/2037	5,000	5,014
Desert Community College District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2037 (c)	6,750	7,863
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2017
5.000% due 07/01/2047 (c)	4,500	5,310
Eastern Municipal Water District, California Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2035	6,300	6,549
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034 (e)	14,425	14,825

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Folsom Redevelopment Agency, California Tax Allocation Bonds, Series 2009
5.500% due 08/01/2036	$1,000	$1,090
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	8,300	8,300
5.750% due 06/01/2047	22,900	23,056
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	6,771
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	1,000	1,094
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (c)	6,000	6,969
Kern County, California Certificates of Participation Bonds, (AGC Insured), Series 2009
5.750% due 08/01/2035	10,590	11,368
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	559
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,230
Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043 (c)	5,500	5,769
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	5,000	5,370
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.375% due 07/01/2034 (c)	3,000	3,181
5.375% due 07/01/2038 (c)	7,000	7,412
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,696
5.000% due 07/01/2043	5,000	5,630
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	2,000	2,278
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2029 (c)	10,000	10,756
5.000% due 01/01/2034 (c)	8,500	9,134
5.300% due 01/01/2034	250	270
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	15,345	21,833
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	700	754
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,350
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,000	2,221
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,211
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	2,800	3,264
5.000% due 10/01/2047 (c)	1,700	1,959
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	6,250	6,459
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	3,285	3,507
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (c)	5,500	5,871

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	$650	$693
San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (c)	2,200	2,313
5.000% due 03/01/2041 (c)	10,800	12,697
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,756
San Jose, California Special Assessment Bonds, Series 2001
5.600% due 09/02/2017	230	230
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2031	2,315	2,721
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,200	1,352
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	3,500	3,512
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,300	1,462
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.375% due 06/01/2038	1,500	1,500
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	800	800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	$6,300	$6,711
Turlock, California Certificates of Participation Bonds, Series 2007
5.500% due 10/15/2037	2,000	2,025
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,845

		477,191

ILLINOIS 3.4%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	1,968
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	4,400	4,435
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,500	2,571

		8,974

U.S. VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,200	1,007

Total Municipal Bonds & Notes (Cost $447,218)		487,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.4%

REPURCHASE AGREEMENTS (f) 1.3%
		$3,500

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.954% due 07/19/2017 (a)(b)	$300	300

Total Short-Term Instruments (Cost $3,800)		3,800

Total Investments in Securities (Cost $451,018)		490,972

Total Investments 184.9% (Cost $451,018)		$490,972

Preferred Shares (56.5)%		(150,000)

Other Assets and Liabilities, net (28.4)%		(75,439)

Net Assets Applicable to Common Shareholders 100.0%		$265,533

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.
(d)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2017.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250%	01/01/2034	08/02/2001	$ 14,425	$14,825	5.58%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.440%	06/30/2017	07/03/2017	$3,500	Freddie Mac 3.000% due 03/01/2030	$(3,616)	$3,500	$3,500

Total Repurchase Agreements						$(3,616)	$3,500	$3,500

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	45

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)

June 30, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$3,500	$0	$0	$3,500	$(3,616)	$(116)

Total Borrowings and Other Financing Transactions	$3,500	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$477,191	$0	$477,191
Illinois	0	8,974	0	8,974
U.S. Virgin Islands	0	1,007	0	1,007
Short-Term Instruments
Repurchase Agreements	0	3,500	0	3,500
Short-Term Notes	0	300	0	300

Total Investments	$0	$490,972	$0	$490,972

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund II

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.3%

MUNICIPAL BONDS & NOTES 172.8%

CALIFORNIA 166.5%
Alhambra, California Revenue Bonds, Series 2010
7.625% due 01/01/2040	$2,000	$2,317
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2039 (d)	20,000	20,601
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,354
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,800	1,822
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	1,500	1,538
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,400	6,107
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	250	275
6.000% due 07/01/2039	3,000	3,287
6.500% due 11/01/2038	500	556
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,115
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,094
5.000% due 11/15/2040	4,000	4,477
5.000% due 08/15/2051	5,555	6,186
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,555
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	1,000	1,142
5.000% due 08/15/2055	6,275	6,998
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038 (a)	1,500	1,749
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
5.250% due 02/01/2038	175	179
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,204
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	985	1,177
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,500	1,658
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	1,000	1,001
5.000% due 11/21/2045	1,000	1,001
California State General Obligation Bonds, Series 2003
0.600% due 05/01/2033	2,890	2,890
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	10,000	10,831
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	8,052
California State Public Works Board Revenue Bonds, Series 2008
5.000% due 03/01/2033	7,915	8,129
California State Public Works Board Revenue Bonds, Series 2009
5.750% due 10/01/2030	3,000	3,311
6.000% due 11/01/2034	2,000	2,227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	$2,000	$2,277
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,793
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	5,000	5,783
California State University Revenue Bonds, Series 2016
5.000% due 11/01/2041 (d)	11,435	13,321
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,700	3,875
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,135	2,377
6.750% due 02/01/2038	7,860	8,771
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	250	250
5.250% due 07/01/2042	1,250	1,250
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	5,490	5,694
5.500% due 07/01/2031	3,040	3,040
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.000% due 07/01/2040	3,760	4,207
7.500% due 06/01/2042	965	1,069
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	5,600	6,355
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	10,741
5.375% due 05/15/2038	4,500	4,938
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	228
5.000% due 12/01/2036	1,500	1,638
5.000% due 06/01/2046	2,000	2,048
5.000% due 12/01/2046	2,000	2,158
5.250% due 12/01/2056	5,200	5,691
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,000	2,044
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,083
Coronado Community Development Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
4.875% due 09/01/2035	8,175	8,193
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
0.000% due 08/01/2046 (b)	25,000	5,180
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2009
8.452% due 08/01/2032 (e)	6,035	6,068
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,475
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	8,500	8,500
5.750% due 06/01/2047	32,680	32,902
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,386
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	4,500	4,924
Irvine Unified School District, California Special Tax Bonds, Series 2010
6.700% due 09/01/2035	515	570

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	$1,000	$1,118
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2037	7,500	9,531
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.250% due 08/01/2019 (d)	9,395	10,186
5.250% due 08/01/2033 (d)	605	653
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	500	537
Los Angeles Community College District, California General Obligation Bonds, Series 2009
12.082% due 08/01/2033 (e)	4,000	4,507
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,418
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2016
5.000% due 07/01/2046 (d)	10,000	11,578
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034	11,000	11,820
Los Angeles, California Wastewater System Revenue Bonds, Series 2017
5.000% due 06/01/2039	1,000	1,185
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	23,398
7.000% due 11/01/2034	1,000	1,435
Manteca Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2004
5.000% due 10/01/2036	10,000	10,005
Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2009
6.125% due 08/01/2029	5,000	5,516
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	4,750	5,364
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (b)	11,000	4,554
0.000% due 08/01/2046 (b)	16,000	4,768
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,211
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,800	3,263
5.000% due 10/01/2047 (d)	1,700	1,959
San Diego Community College District, California General Obligation Bonds, Series 2009
9.067% due 08/01/2033 (e)	5,000	5,843
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	1,000	1,078
San Diego Public Facilities Financing Authority Water, California Revenue Bonds, Series 2009
5.250% due 08/01/2038	4,000	4,183
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,800	2,989
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2047	1,000	1,190
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	300	320
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,000	1,171

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	47

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	$850	$993
5.000% due 10/01/2033	1,125	1,309
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,300	1,464
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,500	1,687
Santa Rosa, California Wastewater Revenue Bonds, Series 2016
5.000% due 09/01/2028	1,000	1,223
Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2010
8.570% due 05/15/2040 (e)	7,500	8,913
Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2016
12.100% due 07/01/2037	1,665	1,665
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.375% due 06/01/2038	1,650	1,650
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	3,100	3,302
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	1,700	1,919
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	1,000	1,148

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Bonds, Series 2016
5.000% due 05/15/2037 (d)	$11,900	$13,860
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	3,000	3,414

		459,989

ILLINOIS 3.8%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,350	2,313
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	6,035	6,083
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,057

		10,453

NEW JERSEY 1.5%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,300	1,286
5.000% due 06/01/2041	3,000	2,951

		4,237

NEW YORK 0.6%
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,250	1,558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	$1,400	$1,174

Total Municipal Bonds & Notes (Cost $427,740)		477,411

SHORT-TERM INSTRUMENTS 1.5%

SHORT-TERM NOTES 1.5%
Federal Home Loan Bank
0.843% due 07/05/2017 (b)(c)	1,500	1,500
0.954% due 07/19/2017 (b)(c)	900	899
1.048% due 08/16/2017 (b)(c)	1,700	1,698

		4,097

Total Short-Term Instruments (Cost $4,097)		4,097

Total Investments in Securities (Cost $431,837)		481,508

Total Investments 174.3% (Cost $431,837)		$481,508

Preferred Shares (59.0)%		(163,000)

Other Assets and Liabilities, net (15.3)%		(42,205)

Net Assets Applicable to Common Shareholders 100.0%		$276,303

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.
(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2017.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$459,989	$0	$459,989
Illinois	0	10,453	0	10,453
New Jersey	0	4,237	0	4,237
New York	0	1,558	0	1,558
U.S. Virgin Islands	0	1,174	0	1,174
Short-Term Instruments
Short-Term Notes	0	4,097	0	4,097

Total Investments	$0	$481,508	$0	$481,508

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund III

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.1%

MUNICIPAL BONDS & NOTES 186.8%

CALIFORNIA 179.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	$1,250	$1,288
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	8,000	9,132
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	8,100	8,173
6.000% due 06/01/2042	7,000	7,059
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	2,000	2,051
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	9,800	10,383
5.000% due 10/01/2039 (d)	10,000	10,495
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.000% due 08/15/2038	5,000	5,224
5.250% due 11/15/2040	4,550	5,146
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	4,000	4,396
6.000% due 07/01/2039	4,000	4,382
6.500% due 11/01/2038	500	556
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,300	1,413
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,115
6.000% due 08/15/2042	1,200	1,362
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	5,205	5,796
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,333
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (d)	6,500	6,772
5.000% due 11/15/2046 (d)	9,500	10,848
5.000% due 08/15/2055	5,000	5,576
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038 (a)	1,500	1,749
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,204
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	760	908
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,250	1,381
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	1,000	1,001
5.000% due 11/21/2045	1,000	1,001
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	7,300	7,907
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	5,000	5,752
California State Public Works Board Revenue Bonds, Series 2009
6.000% due 11/01/2034	2,000	2,227
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,793

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State University Revenue Bonds, Series 2011
5.000% due 11/01/2042	$9,200	$10,312
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	6,750	7,807
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
5.375% due 04/01/2030	945	946
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,100	3,247
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,780	1,982
6.750% due 02/01/2038	6,430	7,175
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,300	1,336
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.500% due 07/01/2031	2,030	2,030
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	500	542
7.500% due 06/01/2042	965	1,069
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	11,000	12,276
6.000% due 08/15/2042	1,800	2,043
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,220	12,418
5.375% due 05/15/2038	2,000	2,195
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	2,500	2,743
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	203
5.000% due 12/01/2036	1,100	1,201
5.000% due 06/01/2046	1,000	1,024
5.000% due 12/01/2046	3,100	3,345
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	280	308
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (d)	4,500	4,704
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	2,000	2,165
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	1,415	1,415
Desert Community College District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2037 (d)	5,645	6,576
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2017
5.000% due 07/01/2047 (d)	5,500	6,490
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,475
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	14,275	14,372
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,643
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (d)	4,000	4,646
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	$5,000	$5,472
Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043 (d)	4,500	4,720
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	2,120	2,277
Los Angeles Community College District, California General Obligation Bonds, Series 2009 (e)
12.082% due 08/01/2033	1,000	1,127
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.000% due 07/01/2039 (d)	10,000	10,509
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,000	2,291
5.000% due 07/01/2043	2,115	2,381
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	1,000	1,139
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034 (d)	10,000	10,746
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	9,825	13,980
7.000% due 11/01/2034	2,285	3,279
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	550	592
Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,108
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	3,000	3,130
Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	800	905
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,350
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	5,000	5,553
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,211
Rocklin Unified School District Community Facilities District, California Special Tax Bonds, (NPFGC Insured), Series 2004
5.000% due 09/01/2029	500	500
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,200	2,564
5.000% due 10/01/2047 (d)	1,500	1,729
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	3,000	3,463
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,481
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	6,250	6,459
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,312
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,200	2,349

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	49

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (d)	$4,500	$4,804
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	550	586
San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	1,505	1,639
San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (d)	1,800	1,893
5.000% due 03/01/2041 (d)	8,200	9,640
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,756
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	1,024
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,000	1,126
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	500	502
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,200	1,349
Sweetwater Union High School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2036	1,250	1,440
Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2016
12.100% due 07/01/2037	1,670	1,670

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.375% due 06/01/2038	$1,500	$1,500
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,845
Western Municipal Water District Facilities Authority, California Revenue Bonds, Series 2009
5.000% due 10/01/2039	2,000	2,172

		393,242

ILLINOIS 4.2%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	3,000	2,970
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,700	3,730
5.500% due 01/01/2033	2,500	2,487

		9,187

INDIANA 2.3%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.750% due 09/01/2042	5,000	5,036

NEW JERSEY 0.4%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,000	989

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	$1,000	$839

Total Municipal Bonds & Notes (Cost $376,135)		409,293

SHORT-TERM INSTRUMENTS 0.3%

SHORT-TERM NOTES 0.3%
Federal Home Loan Bank
0.954% due 07/19/2017 (b)(c)	600	600

Total Short-Term Instruments (Cost $600)		600

Total Investments in Securities (Cost $376,735)		409,893

Total Investments 187.1% (Cost $376,735)		$409,893

Preferred Shares (57.1)%		(125,000)

Other Assets and Liabilities, net (30.0)%		(65,818)

Net Assets Applicable to Common Shareholders 100.0%		$219,075

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.
(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2017.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$393,242	$0	$393,242
Illinois	0	9,187	0	9,187
Indiana	0	5,036	0	5,036
New Jersey	0	989	0	989
U.S. Virgin Islands	0	839	0	839
Short-Term Instruments
Short-Term Notes	0	600	0	600

Total Investments	$0	$409,893	$0	$409,893

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.0%

MUNICIPAL BONDS & NOTES 159.0%

CALIFORNIA 1.8%
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (b)	$1,500	$1,713

		1,713

ILLINOIS 2.0%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	885	871
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,000	1,028

		1,899

NEW YORK 151.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	2,000	2,255
Buffalo & Fort Erie Public Bridge Authority, New York Revenue Bonds, Series 2017
5.000% due 01/01/2047	2,000	2,314
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	3,000	3,331
5.750% due 02/15/2047	4,000	4,610
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	4,500	4,816
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,000	2,240
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	1,000	1,115
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031 (b)	6,500	7,688
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2036	1,000	1,183
5.000% due 12/01/2046	1,000	1,123
Nassau County, New York General Obligations Bonds, Series 2017
5.000% due 04/01/2031	2,000	2,341
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	433	74
6.700% due 01/01/2049	1,200	1,209
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,225
New York City Health & Hospital Corp., New York Revenue Bonds, Series 2010
5.000% due 02/15/2030	3,500	3,765
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	900	966
7.000% due 03/01/2049	3,200	3,496
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.250% due 01/15/2039	5,000	5,293
New York City Water & Sewer System, New York Revenue Bonds, Series 2003
0.940% due 06/15/2035	5,000	5,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2040	$2,500	$2,672
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,344
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	20,000	2,708
5.000% due 06/01/2045	5,000	4,882
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (b)	3,760	4,688
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	6,150	6,664
6.375% due 07/15/2049	1,500	1,634
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	2,000	2,231
5.750% due 11/15/2051	6,000	6,883
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,900	2,048
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2009
5.125% due 07/01/2039	1,000	1,078
New York State Dormitory Authority Revenue Bonds, Series 2008
4.500% due 07/01/2035	2,500	2,552
5.000% due 07/01/2038	1,500	1,560
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,060
5.125% due 07/01/2039	1,300	1,401
5.500% due 03/01/2039	1,800	1,931
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	549
5.500% due 07/01/2040	1,250	1,406
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,184
5.500% due 07/01/2036	1,000	1,137
6.000% due 07/01/2040	1,225	1,396
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	1,000	1,168
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2031	500	557
New York State Environmental Facilities Corp. Revenue Bonds, Series 2017
5.000% due 06/15/2042	2,000	2,362
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2037	1,000	1,122
5.000% due 01/01/2042	3,645	4,025
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (b)	1,800	1,919
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	600	677
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,000	1,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (b)	$1,500	$1,755
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2047 (b)	3,500	4,090
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2009
5.250% due 11/15/2034 (b)	3,000	3,190
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
4.625% due 09/01/2026	5,860	6,453
TSASC Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,214
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2037 (b)	1,000	1,173
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	910	1,049
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2016
5.125% due 06/01/2051	2,000	2,035
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	190	200
Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	400	437

		142,605

OHIO 3.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	2,875	2,880

U.S. VIRGIN ISLANDS 0.3%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	400	336

Total Municipal Bonds & Notes (Cost $138,750)		149,433

SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS (c) 3.0%
		2,800

Total Short-Term Instruments (Cost $2,800)		2,800

Total Investments in Securities (Cost $141,550)		152,233

Total Investments 162.0% (Cost $141,550)		$152,233

Preferred Share (50.0)%		(47,000)

Other Assets and Liabilities, net (12.0)%		(11,287)

Net Assets Applicable to Common Shareholders 100.0%		$93,946

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	51

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)

June 30, 2017 (Unaudited)

(a)	Zero coupon security.
(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.440%	06/30/2017	07/03/2017	$2,800	Freddie Mac 3.000% due 03/01/2030	$(2,892)	$2,800	$2,800

Total Repurchase Agreements						$(2,892)	$2,800	$2,800

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$2,800	$0	$0	$2,800	$(2,892)	$(92)

Total Borrowings and Other Financing Transactions	$2,800	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,713	$0	$1,713
Illinois	0	1,899	0	1,899
New York	0	142,605	0	142,605
Ohio	0	2,880	0	2,880
U.S. Virgin Islands	0	336	0	336
Short-Term Instruments
Repurchase Agreements	0	2,800	0	2,800

Total Investments	$0	$152,233	$0	$152,233

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund II

June 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 179.5%

MUNICIPAL BONDS & NOTES 171.9%

CALIFORNIA 1.8%
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	$2,000	$2,284

		2,284

FLORIDA 0.9%
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,097

ILLINOIS 1.6%
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,057

LOUISIANA 0.9%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2009
5.250% due 02/01/2039	1,000	1,065

NEW YORK 164.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	2,300	2,593
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,358
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	9,000	10,373
Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500	3,933
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,000	2,181
5.500% due 11/15/2039	5,000	5,303
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	2,100	2,430
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	3,000	3,346
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031 (c)	1,895	2,241
Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	3,500	3,943
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	1,969
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 12/01/2041	1,400	1,414
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	650	110
6.700% due 01/01/2049	1,800	1,814
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	3,985
New York City Health & Hospital Corp., New York Revenue Bonds, Series 2010
5.000% due 02/15/2030	1,500	1,614
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	1,500	1,609
7.000% due 03/01/2049	4,900	5,353

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	$750	$755
New York City Industrial Development Agency, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 03/01/2036	1,900	1,926
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.250% due 01/15/2039	5,000	5,293
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
5.000% due 05/01/2039	2,000	2,263
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	535
5.250% due 06/15/2040	1,000	1,076
New York City Water & Sewer System, New York Revenue Bonds, Series 2017
5.250% due 06/15/2047	3,000	3,565
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,344
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2045	1,000	1,142
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	30,000	4,062
5.000% due 06/01/2045	5,000	4,882
New York Counties Tobacco Trust IV Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,089
5.000% due 06/01/2041	1,000	1,081
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	6,350	7,917
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,500	1,625
5.625% due 07/15/2047	1,400	1,542
6.375% due 07/15/2049	1,300	1,416
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,347
5.750% due 11/15/2051	5,000	5,736
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,155
New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	7,490	9,630
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2036	2,000	2,067
5.000% due 07/01/2038	2,100	2,183
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	3,000	3,180
5.500% due 05/01/2037	600	648
5.500% due 03/01/2039	3,000	3,218
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,000	1,125
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,184
5.500% due 07/01/2036	1,500	1,706
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,000	1,118
5.000% due 12/01/2033	800	882
5.000% due 07/01/2043	1,530	1,791
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.125% due 06/15/2038	5,000	5,346

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2042	$3,800	$4,196
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (c)	6,000	6,396
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	569
5.250% due 05/15/2040	500	566
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	1,000	1,129
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,400	1,577
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	6,000	7,019
Tender Option Bond Trust Receipts/Certificates, New York Revenue Bonds, Series 2009
8.570% due 07/01/2039 (d)	5,000	5,683
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2038 (c)	4,500	5,314
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2009
5.250% due 11/15/2034 (c)	5,000	5,316
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,435	3,737
TSASC Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,384
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,815	1,815
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	4,000	4,694
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	1,490	1,719
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,109
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2016
5.125% due 06/01/2051	3,000	3,052
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	960	1,010
Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	600	655

		205,338

OHIO 1.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,435	1,438

U.S. VIRGIN ISLANDS 0.7%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.000% due 10/01/2039	1,000	740
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	200	154

		894

Total Municipal Bonds & Notes (Cost $196,864)		214,173

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	53

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 7.6%

REPURCHASE AGREEMENTS (e) 6.2%
		$7,700

SHORT-TERM NOTES 1.4%
Federal Home Loan Bank
0.954% due 07/19/2017 (a)(b)	$1,500	1,499
1.023% due 07/14/2017 (a)(b)	200	200

		1,699

Total Short-Term Instruments (Cost $9,399)		9,399

Total Investments in Securities (Cost $206,263		223,572

Total Investments 179.5% (Cost $206,263)		$223,572

Preferred Shares (63.4)%		(79,000)

Other Assets and Liabilities, net (16.1)%		(20,005)

Net Assets Applicable to Common Shareholders 100.0%		$124,567

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.
(d)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2017.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.440%	06/30/2017	07/03/2017	$7,700	Fannie Mae 4.000% due 07/01/2037	$(7,948)	$7,700	$7,701

Total Repurchase Agreements						$(7,948)	$7,700	$7,701

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$7,701	$0	$0	$7,701	$(7,948)	$(247)

Total Borrowings and Other Financing Transactions	$7,701	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$2,284	$0	$2,284
Florida	0	1,097	0	1,097
Illinois	0	2,057	0	2,057
Louisiana	0	1,065	0	1,065
New York	0	205,338	0	205,338

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Ohio	$0	$1,438	$0	$1,438
U.S. Virgin Islands	0	894	0	894
Short-Term Instruments
Repurchase Agreements	0	7,700	0	7,700
Short-Term Notes	0	1,699	0	1,699

Total Investments	$0	$223,572	$0	$223,572

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	55

Schedule of Investments PIMCO New York Municipal Income Fund III

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.1%

MUNICIPAL BONDS & NOTES 169.6%

CALIFORNIA 2.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	$1,000	$1,142

		1,142

ILLINOIS 3.6%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	1,900	1,915

NEW YORK 159.3%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	1,000	1,130
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	2,500	2,819
Buffalo & Fort Erie Public Bridge Authority, New York Revenue Bonds, Series 2017
5.000% due 01/01/2047	1,000	1,157
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	4,000	4,610
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,605
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	500	545
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2042	2,000	2,234
5.000% due 11/15/2043	4,000	4,461
Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	1,500	1,690
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	1,969
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	135	23
6.700% due 01/01/2049	375	378
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	600	644
7.000% due 03/01/2049	2,200	2,404
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,278
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2014
5.000% due 08/01/2043	2,000	2,258
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	1,500	1,604
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
5.000% due 06/15/2047	2,500	2,816

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	$2,590	$3,035
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2045	1,000	1,142
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	10,000	1,354
5.000% due 06/01/2042	3,200	3,164
New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.750% due 06/01/2043	335	339
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	2,400	3,083
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	2,000	2,167
6.375% due 07/15/2049	1,050	1,144
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	4,000	4,589
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,750	1,886
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,060
5.500% due 03/01/2039	1,200	1,287
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	500	563
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	250	285
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2027	2,000	2,353
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	750	876
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2036	1,000	1,091
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2042	1,600	1,767
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (c)	2,200	2,345
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	569
5.250% due 05/15/2040	500	566
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	400	452
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	600	676
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	2,500	2,925

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2038 (c)	$2,000	$2,362
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2009
5.250% due 11/15/2034 (c)	2,000	2,126
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	1,400	1,523
TSASC Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,214
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	1,000	1,173
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	600	692
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2016
5.125% due 06/01/2051	1,000	1,017
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	95	100

		84,550

OHIO 3.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,950	1,954

U.S. VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	100	84
6.000% due 10/01/2039	500	370

		454

Total Municipal Bonds & Notes (Cost $82,870)		90,015

SHORT-TERM INSTRUMENTS 2.5%

SHORT-TERM NOTES 2.5%
Federal Home Loan Bank
0.843% due 07/05/2017 (a)(b)	500	500
0.934% due 07/12/2017 (a)(b)	800	800

		1,300

Total Short-Term Instruments (Cost $1,300)		1,300

Total Investments in Securities (Cost $84,170)		91,315

Total Investments 172.1% (Cost $84,170)		$91,315

Preferred Shares (60.3)%		(32,000)

Other Assets and Liabilities, net (11.8)%		(6,246)

Net Assets Applicable to Common Shareholders 100.0%		$53,069

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2017 (Unaudited)

(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,142	$0	$1,142
Illinois	0	1,915	0	1,915
New York	0	84,550	0	84,550
Ohio	0	1,954	0	1,954
U.S. Virgin Islands	0	454	0	454
Short-Term Instruments
Short-Term Notes	0	1,300	0	1,300

Total Investments	$0	$91,315	$0	$91,315

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2017	57

Notes to Financial Statements

1. ORGANIZATION

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II and PIMCO New York Municipal Income Fund III (each a “Fund” and collectively the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date
PIMCO Municipal Income Fund	May 9, 2001
PIMCO Municipal Income Fund II	March 29, 2002
PIMCO Municipal Income Fund III	August 20, 2002
PIMCO California Municipal Income Fund	May 10, 2001
PIMCO California Municipal Income Fund II	March 29, 2002
PIMCO California Municipal Income Fund III	August 20, 2002
PIMCO New York Municipal Income Fund	May 10, 2001
PIMCO New York Municipal Income Fund II	March 29, 2002
PIMCO New York Municipal Income Fund III	August 20, 2002

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Municipal Income Fund	Monthly	Monthly
PIMCO Municipal Income Fund II	Monthly	Monthly
PIMCO Municipal Income Fund III	Monthly	Monthly
PIMCO California Municipal Income Fund	Monthly	Monthly
PIMCO California Municipal Income Fund II	Monthly	Monthly
PIMCO California Municipal Income Fund III	Monthly	Monthly
PIMCO New York Municipal Income Fund	Monthly	Monthly
PIMCO New York Municipal Income Fund II	Monthly	Monthly
PIMCO New York Municipal Income Fund III	Monthly	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed at least annually.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

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As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In March 2016, the FASB issued ASU 2016-05 which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for these amendments is August 1, 2017. Compliance is based on reporting period-end date. At this time, management is assessing the anticipated impact of these regulatory developments.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

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Notes to Financial Statements (Cont.)

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance,

60	PIMCO CLOSED-END FUNDS

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in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as level 2 or level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to

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Notes to Financial Statements (Cont.)

achieve. Restricted securities held by the Funds at June 30, 2017 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 6, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Tender Option Bond Transactions  Certain Funds may leverage their assets through the use of tender option bond transactions. In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuance to purchase a fixed-rate municipal bond (“Fixed Rate Bond”). The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to a Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received from the issuance of the TOB Floater and TOB Residual (less transaction expenses) to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other funds managed or

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advised by PIMCO (the “PIMCO-Managed Funds”) may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-Managed Funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

The TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed-Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is generally considered a secured borrowing for financial reporting purposes. The Funds may account for the transactions described above as secured borrowings by including all or a portion of the Fixed Rate Bonds transferred to the TOB Trust in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest payable for the TOB Floater liability is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs and require that such programs be restructured. In particular, these rules preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs.

At this time, the full impact of these rules is not certain and the implementation of the Volker Rule is still being phased in with respect to TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”); in response to these rules, industry participants are continuing to explore various structuring alternatives for both Legacy TOB Trusts and TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”). For example, under a new tender option bond structure, the Funds would hire service providers to assist the Funds with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents would be acting at the direction of, and as agent of, the Funds as the TOB residual holders. This structure is relatively new to the TOBs marketplace and it is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Because of the important role that tender option bond programs play in the municipal bond market, it is possible that implementation of these rules and any resulting impact may adversely impact the municipal

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Notes to Financial Statements (Cont.)

bond market and the Funds. For example, as a result of the implementation of these rules, the municipal bond market may experience reduced demand or liquidity and increased financing costs. Under the new TOB Trust structure, the Funds have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, legal, regulatory and operational risks.

The Risk Retention Rules took effect in December 2016 and require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

For the period ended June 30, 2017, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*
PIMCO Municipal Income Fund	$33,685	2.09%
PIMCO Municipal Income Fund II	94,186	1.31%
PIMCO Municipal Income Fund III	42,090	1.42%
PIMCO California Municipal Income Fund	53,362	1.98%
PIMCO California Municipal Income Fund II	48,373	1.32%
PIMCO California Municipal Income Fund III	48,060	2.30%
PIMCO New York Municipal Income Fund	19,942	2.08%
PIMCO New York Municipal Income Fund II	21,284	1.30%
PIMCO New York Municipal Income Fund III	9,265	1.48%

*	Annualized

6. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates and may be positive or negative Securities with negative convexity may experience greater losses during periods of rising interest rates, and accordingly Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. Thus, the Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. During periods of very low or negative interest rates, a Fund may

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be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. Rising interest rates may result in a decline in value of a Fund’s fixed-income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause a Fund to lose value.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. PIMCO, as Manager, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

7. MASTER ARRANGEMENTS

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions

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Notes to Financial Statements (Cont.)

may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, New York Stock Exchange listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate(1)
PIMCO Municipal Income Fund	0.705%
PIMCO Municipal Income Fund II	0.685%
PIMCO Municipal Income Fund III	0.705%
PIMCO California Municipal Income Fund	0.705%
PIMCO California Municipal Income Fund II	0.705%
PIMCO California Municipal Income Fund III	0.715%
PIMCO New York Municipal Income Fund	0.770%
PIMCO New York Municipal Income Fund II	0.735%
PIMCO New York Municipal Income Fund III	0.860%

(1)	Management fees calculated based on the Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and

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maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Credit Income Fund, a closed end management investment company managed by PIMCO that is operated as an “interval fund” (“PFLEX”), and PIMCO-Managed Accounts Trust, an open-end investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and PFLEX, the “PIMCO-Managed Funds”). In addition, each of the Independent Trustees also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), an affiliate of PIMCO, serves as investment adviser. Prior to the close of business on September 5, 2014, a predecessor entity of AllianzGI U.S. served as investment manager of PMAT and the PIMCO Closed-End Funds.

Each Independent Trustee currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO-Managed Funds, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO-Managed Funds and other costs in connection with joint meetings of such Funds are allocated among the PIMCO-Managed Funds, as applicable, on the basis of fixed percentages between PMAT, PFLEX and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO-Managed Funds within each grouping based on each such PIMCO-Managed Fund’s relative net assets.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8, Fees and Expenses and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Municipal Income Fund	$4,166	$15,013
PIMCO Municipal Income Fund II	11,605	6,985
PIMCO Municipal Income Fund III	5,484	788
PIMCO California Municipal Income Fund	0	2,068
PIMCO California Municipal Income Fund II	0	234
PIMCO New York Municipal Income Fund	2,301	0
PIMCO New York Municipal Income Fund II	2,319	170
PIMCO New York Municipal Income Fund III	85	80

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its

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Notes to Financial Statements (Cont.)

investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2017, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Municipal Income Fund	$0	$0	$28,209	$32,788
PIMCO Municipal Income Fund II	0	0	95,873	113,101
PIMCO Municipal Income Fund III	0	0	65,414	54,416
PIMCO California Municipal Income Fund	0	0	65,563	27,279
PIMCO California Municipal Income Fund II	0	0	8,231	10,035
PIMCO California Municipal Income Fund III	0	0	55,789	17,756
PIMCO New York Municipal Income Fund	0	0	26,226	26,082
PIMCO New York Municipal Income Fund II	0	0	26,101	30,207
PIMCO New York Municipal Income Fund III	0	0	12,656	8,616

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. AUCTION-RATE PREFERRED SHARES

Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

For the period ended June 30, 2017, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2017

PIMCO Municipal Income Fund
Series A	1,520	1.558%	1.049%	1.459%
Series B	1,520	1.558%	1.049%	1.459%
Series C	1,520	1.558%	1.049%	1.459%
Series D	1,520	1.541%	1.049%	1.475%
Series E	1,520	1.541%	1.066%	1.475%

PIMCO Municipal Income Fund II
Series A	2,936	1.558%	1.049%	1.459%
Series B	2,936	1.558%	1.049%	1.459%
Series C	2,936	1.558%	1.049%	1.459%
Series D	2,936	1.541%	1.049%	1.475%
Series E	2,936	1.541%	1.066%	1.475%

PIMCO Municipal Income Fund III
Series A	1,512	1.558%	1.049%	1.459%
Series B	1,512	1.558%	1.049%	1.459%
Series C	1,512	1.558%	1.049%	1.459%
Series D	1,512	1.541%	1.049%	1.475%
Series E	1,512	1.541%	1.066%	1.475%

PIMCO California Municipal Income Fund
Series A	2,000	1.558%	1.049%	1.459%
Series B	2,000	1.558%	1.049%	1.459%
Series C	2,000	1.541%	1.066%	1.475%

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Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2017

PIMCO California Municipal Income Fund II
Series A	1,304	1.558%	1.049%	1.459%
Series B	1,304	1.558%	1.049%	1.459%
Series C	1,304	1.558%	1.049%	1.459%
Series D	1,304	1.541%	1.049%	1.475%
Series E	1,304	1.541%	1.066%	1.475%

PIMCO California Municipal Income Fund III
Series A	2,500	1.558%	1.049%	1.459%
Series B	2,500	1.541%	1.049%	1.475%

PIMCO New York Municipal Income Fund
Series A	1,880	1.558%	1.049%	1.459%

PIMCO New York Municipal Income Fund II
Series A	1,580	1.558%	1.049%	1.459%
Series B	1,580	1.541%	1.066%	1.475%

PIMCO New York Municipal Income Fund III
Series A	1,280	1.558%	1.049%	1.459%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below.

Applicable %		Reference Rate		Maximum Rate
The higher of 30-day “AA” Composite Commercial Paper Rates
110%*	x	OR	=	Maximum Rate for the Funds
The Taxable Equivalent of the Short-Term Municipal Obligation Rate**

*	150% if all or part of the dividend consists of taxable income or capital gain.
**	“Taxable Equivalent of the Short-Term Municipal Obligations Rate” means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P Municipal Bond 7-day High Grade Rate Index divided by (B) 1.00 minus the Marginal Tax Rate (defined as the maximum marginal regular Federal individual income tax rate applicable to an individual’s or a corporation’s ordinary income, whichever is greater).

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for each Fund’s common shareholders could be adversely affected.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of the preparation of this report.

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Notes to Financial Statements (Cont.)

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Funds may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2016, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of December 31, 2016, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	12/31/2017	12/31/2018
PIMCO Municipal Income Fund	$49,232	$0
PIMCO Municipal Income Fund II	164,802	0
PIMCO Municipal Income Fund III	116,860	695
PIMCO California Municipal Income Fund	23,867	0
PIMCO California Municipal Income Fund II	157,995	0
PIMCO California Municipal Income Fund III	89,815	0
PIMCO New York Municipal Income Fund	16,947	0
PIMCO New York Municipal Income Fund II	34,379	0
PIMCO New York Municipal Income Fund III	26,936	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Municipal Income Fund	$2,538	$0
PIMCO Municipal Income Fund II	10,512	0
PIMCO Municipal Income Fund III	8,442	0
PIMCO California Municipal Income Fund	7,833	0
PIMCO California Municipal Income Fund II	0	0
PIMCO California Municipal Income Fund III	7,010	0
PIMCO New York Municipal Income Fund	0	0
PIMCO New York Municipal Income Fund II	4,556	0
PIMCO New York Municipal Income Fund III	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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As of June 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO Municipal Income Fund	$494,676	$57,836	$(4,604)	$53,232
PIMCO Municipal Income Fund II	1,112,848	109,146	(3,761)	105,385
PIMCO Municipal Income Fund III	539,029	59,108	(3,442)	55,666
PIMCO California Municipal Income Fund	451,018	40,145	(191)	39,954
PIMCO California Municipal Income Fund II	431,837	52,292	(2,621)	49,671
PIMCO California Municipal Income Fund III	376,735	33,355	(197)	33,158
PIMCO New York Municipal Income Fund	141,550	11,591	(908)	10,683
PIMCO New York Municipal Income Fund II	206,263	18,104	(795)	17,309
PIMCO New York Municipal Income Fund III	84,170	7,379	(234)	7,145

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 3, 2017 the following distributions were declared to common shareholders payable August 1, 2017 to shareholders of record on July 14, 2017:

PIMCO Municipal Income Fund	$0.05967 per common share
PIMCO Municipal Income Fund II	$0.06500 per common share
PIMCO Municipal Income Fund III	$0.05575 per common share
PIMCO California Municipal Income Fund	$0.07700 per common share
PIMCO California Municipal Income Fund II	$0.04730 per common share
PIMCO California Municipal Income Fund III	$0.04500 per common share
PIMCO New York Municipal Income Fund	$0.05700 per common share
PIMCO New York Municipal Income Fund II	$0.05069 per common share
PIMCO New York Municipal Income Fund III	$0.04225 per common share

On August 1, 2017 the following distributions were declared to common shareholders payable September 1, 2017 to shareholders of record on August 11, 2017:

PIMCO Municipal Income Fund	$0.05967 per common share
PIMCO Municipal Income Fund II	$0.06500 per common share
PIMCO Municipal Income Fund III	$0.05575 per common share
PIMCO California Municipal Income Fund	$0.07700 per common share
PIMCO California Municipal Income Fund II	$0.04730 per common share
PIMCO California Municipal Income Fund III	$0.04500 per common share
PIMCO New York Municipal Income Fund	$0.05700 per common share
PIMCO New York Municipal Income Fund II	$0.05069 per common share
PIMCO New York Municipal Income Fund III	$0.04225 per common share

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	JUNE 30, 2017	71

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access	AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal

Other Abbreviations:
TBA	To-Be-Announced

72	PIMCO CLOSED-END FUNDS

Approval of Investment Management Agreement

(Unaudited)

At an in-person meeting held on June 13, 2017 (the “Approval Meeting”), the Board of Trustees or Directors (for purposes of this disclosure, all Board members are hereinafter referred to as “Trustees”) of the Funds (the “Board”), including the Trustees who are not interested persons (as that term is defined in the Investment Company Act of 1940) of the Funds or PIMCO (the “Independent Trustees”), formally considered and unanimously approved the continuation of the Investment Management Agreement between each Fund and PIMCO (the “Agreement”) for an additional one-year period commencing on August 1, 2017. Prior to the Approval Meeting, the Contracts Review Committee of the Board of each Fund (together, the “Committee”) held an in-person meeting on June 13, 2017 (the “Committee Meeting”) and formally considered and recommended to the Board the continuation of the Agreement for each Fund. Prior to the Approval Meeting, on May 15, 2017, the Chair of the Committee participated in a conference call with members of management and PIMCO personnel and counsel to the Independent Trustees (“Independent Counsel”) to discuss the process for the Board’s review of the Agreement and to consider certain information relating to the Funds, including, among other information, information relating to PIMCO’s estimated profitability with respect to the Agreement, comparative fees and expenses and Fund performance. On May 16, 2017, PIMCO provided materials to the Committee for its consideration of the Agreement in response to a request from Independent Counsel (the “Manager Request Letter”), as well as other materials and information PIMCO believed was useful in evaluating the continuation of the Agreement.

On May 25, 2017, the Committee held a meeting via conference call (collectively with the May 15, 2017 conference call, the Committee Meeting and the Approval Meeting, the “Contract Renewal Meetings”), at which the members of the Committee, all of whom are Independent Trustees, considered the materials and information provided by PIMCO bearing on the continuation of the Agreement. The Committee also received and reviewed a memorandum from counsel to the Funds regarding the Trustees’ responsibilities in evaluating the Agreement, which they discussed with Independent Counsel.

Following the presentation at the Committee Meeting, the Independent Trustees met separately in executive session with Independent Counsel to review and discuss all relevant information, including, but not limited to, information provided in response to the Manager Request Letter and information presented and discussed at the prior Contract Renewal Meetings.

In connection with their deliberations regarding the proposed continuation of the Agreement for each Fund, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees also considered the nature, quality and extent of the various investment management, administrative and other services performed by PIMCO under the Agreement.

It was noted that, in connection with their Contract Renewal Meetings, the Trustees relied upon materials provided by PIMCO which included, among other items: (i) information provided by Broadridge Financial Solutions, Inc./Lipper Inc. (“Lipper”), an independent third party, on the total return investment performance (based on net asset value and common share market price) of the Funds for various time periods, the investment performance of a group of funds with investment classifications/objectives comparable to those of the Funds identified by Lipper (the “Lipper performance universe”), (ii) information provided by Lipper on each Fund’s management fees and other expenses under the Agreement and the management fees and other expenses of a smaller sample of comparable funds identified by Lipper (the “Lipper expense group”) as well as of a larger sample of comparable funds identified by Lipper (the “Lipper expense universe”), (iii) information regarding the market value performance of each Fund’s common shares and related share price premium and/or discount information, (iv) information regarding the investment performance and fees for other funds and accounts managed by PIMCO with similar investment strategies to those of the Funds, (v) the estimated profitability to PIMCO with respect to the Funds for the one-year period ended December 31, 2016, (vi) descriptions of various functions performed by PIMCO for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, (vii) information regarding PIMCO’s compliance policies applicable to the Funds, (viii) information regarding the Funds’ use of leverage, (ix) summaries assigning a quadrant placement to each Fund based on an average of certain measures of performance and fees/expenses versus Lipper peer group medians (the “Fund Scoring Summaries”), (x) fact cards for each Fund that included summary information regarding each Fund, (xi) information regarding the comparative yields of the Funds, (xii) information regarding the risk-adjusted returns of the Funds, (xiii) possible “fall-out” benefits to PIMCO from its relationship with the Funds, and (xiv) information regarding the overall organization of PIMCO, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative, compliance and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreement were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

SEMIANNUAL REPORT	JUNE 30, 2017	73

Approval of Investment Management Agreement (Cont.)

As part of their review, the Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Funds. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Funds; the ability of PIMCO to attract and retain capable personnel; and the capabilities of the senior management and staff of PIMCO. In addition, the Trustees reviewed the quality of PIMCO’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of the supervisory and administrative services PIMCO is responsible for providing to the Funds; and conditions that might affect PIMCO’s ability to provide high-quality services to the Funds in the future under the Agreement, including PIMCO’s financial condition and operational stability. Based on the foregoing, the Trustees concluded that PIMCO’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that PIMCO would be able to continue to meet any reasonably foreseeable obligations under the Agreement.

In assessing the reasonableness of each Fund’s fees under the Agreement, the Trustees considered, among other information, the Fund’s management fee and its total expense ratio as a percentage of average net assets attributable to common shares and as a percentage of average managed assets (including assets attributable to common shares and leverage outstanding combined), and the management fee and total expense ratios of the Lipper expense group and Lipper expense universe for each Fund. In each case, the total expense ratio information was provided both inclusive and exclusive of interest and borrowing expenses. Fund-specific comparative fees/expenses reviewed by the Trustees are discussed below. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and were not independently verified by the Trustees.

The Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expense and total expense ratio. The Trustees noted that, while the Funds are not currently charged a separate administration fee (recognizing that their management fees include a component for administrative services under the unitary fee arrangements), it was not clear in all cases whether the peer funds in the Lipper categories were separately charged such a fee by their investment managers, so that the total expense ratio, as opposed to any individual expense component, represented the most relevant comparison. The Trustees also considered that the total expense ratio seems to provide a more apt comparison than management fee expense because the Funds’ unitary fee arrangements cover Operating Expenses (defined below) that are typically paid for or incurred by peer funds directly in addition to their management fees as discussed below. It was noted that the total expense ratio comparisons reflect the effect of expense waivers/reimbursements, if any. The Trustees considered total expense ratio comparisons both including and excluding interest and borrowing expenses. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the Lipper expense groups and Lipper expense universes presented for comparison with the Funds.

The Trustees noted that, for each Fund, the contractual management fee rate for the Fund under its unitary fee arrangement was above the median contractual management fees of the other funds in its Lipper expense group, calculated both on average net assets and on average managed assets. The Trustees took into account that each Fund’s unitary fee arrangement covers substantially all of the Fund’s other supervisory and administrative services required by the Fund that are typically paid for or incurred by closed-end funds directly in addition to a fund’s management fee (such fees and expenses, “Operating Expenses”) and therefore would tend to be higher than the contractual management fee rates of other funds in the Lipper peer groups, which generally do not have a unitary fee structure and bear Operating Expenses directly and in addition to the management fee. The Trustees determined that a review of each Fund’s total expense ratio with the total expense ratios of peer funds would generally provide more meaningful comparisons than considering contractual management fee rates in isolation.

In this regard, the Trustees noted PIMCO’s view that the unitary fee arrangements have benefited and will continue to benefit common shareholders because they provide a management fee expense structure (including Operating Expenses) that is essentially fixed as a percentage of net assets (including assets attributable to preferred shares), making it more predictable under ordinary circumstances in comparison to fee and expense structures, such as the structure in place for the Funds prior to September 6, 2014, under which the Funds’ Operating Expenses (including certain third-party fees and expenses) can vary significantly over time. The Trustees considered that the unitary fee arrangements generally insulate the Funds and common shareholders from increases in applicable third-party and certain other expenses because PIMCO, rather than the Funds, would bear the risk of such increases (though the Trustees also noted that PIMCO would benefit from any reductions in such expenses).

Fund-specific comparative performance results for the Funds reviewed by the Trustees are discussed below. The comparative performance information was prepared and provided by Lipper and was not independently verified by the Trustees. Due to the passage of time, these performance results may differ from the performance results for more recent periods. With respect to all Funds, the Trustees reviewed,

74	PIMCO CLOSED-END FUNDS

(Unaudited)

among other information, comparative information showing performance of the Funds against the Lipper performance universes for the one-year, three-year, five-year and ten-year periods (to the extent each such Fund had been in existence) ended December 31, 2016. The Trustees also reviewed the Fund Scoring Summaries prepared by PIMCO at the Independent Trustees’ request comparing each Fund’s fees/expenses against those of its Lipper expense universe and performance against that of its Lipper performance universe, by identifying a quadrant designation based on the average of six different measures of fees/expenses versus performance (one-year, three-year and five-year performance for the period ended December 31, 2016, in each case, versus a Fund’s management fees or total expense ratio). The Fund Scoring Summaries were based on net assets, one showing total expenses inclusive of interest and borrowing expenses and the other showing total expenses exclusive of interest and borrowing expenses. In addition, the Trustees also reviewed fact cards for each Fund that included summary information regarding each Fund, including investment objective and strategy, portfolio managers, assets under management, outstanding leverage, net asset value and market performance comparisons, comparative fee and expense information, premium/discount information and information regarding PIMCO’s estimated profitability.

In addition, it was noted that the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.

Among other information, the Trustees took into account the following regarding particular Funds.

PMF

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 61 funds for one-year and three-year performance, 56 funds for five-year performance and 54 funds for ten-year performance, the Trustees noted that the Fund had second quintile performance for the one-year period and first quintile performance for the three-year, five-year and ten-year periods ended December 31, 2016.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of 11 funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper expense group ranged from $126.6 million to $976.5 million, and that seven of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 61 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PML

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 61 funds for one-year and three-year performance, 56 funds for five-year performance and 54 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2016.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of 11 funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper expense group ranged from $126.6 million to $976.5 million, and that one of the funds in the group was larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 61 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PMX

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 61 funds for one-year and three-year performance, 56 funds for five-year performance and 54 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2016.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of 11 funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper expense group ranged from $126.6 million to $976.5 million, and that seven of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund

SEMIANNUAL REPORT	JUNE 30, 2017	75

Approval of Investment Management Agreement (Cont.)

consisted of a total of 61 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PCQ

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 17 funds for one-year, three-year and five-year performance and 16 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2016.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of six funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper expense group ranged from $105.0 million to $752.9 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PCK

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 17 funds for one-year, three-year and five-year performance and 16 funds for ten-year performance, the Trustees noted that the Fund had second quintile performance for the one-year period, first quintile performance for the three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2016.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of six funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper expense group ranged from $105.0 million to $752.9 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PZC

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 17 funds for one-year, three-year and five-year performance and 16 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2016.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of six funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper expense group ranged from $105.0 million to $752.9 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PNF

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 18 funds for one-year, three-year and five-year performance and 17 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fourth quintile performance for the ten-year period ended December 31, 2016.

76	PIMCO CLOSED-END FUNDS

(Unaudited)

The Trustees noted that the Lipper expense group for the Fund consisted of a total of five funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper expense group ranged from $95.3 million to $292.7 million, and that each fund in the group was larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 18 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was at the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PNI

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 18 funds for one-year, three-year and five-year performance and 17 funds for ten-year performance, the Trustees noted that the Fund had second quintile performance for the one-year period, first quintile performance for the three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2016.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of five funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper expense group ranged from $127.5 million to $292.7 million, and that each fund in the group was larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 18 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was at the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PYN

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 18 funds for one-year, three-year and five-year performance and 17 funds for ten-year performance, the Trustees noted that the Fund had third quintile performance for the one-year period, first quintile performance for the three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2016.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of five funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the Lipper expense group ranged from $54.6 million to $292.7 million, and that each fund in the group was larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 18 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was at the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average managed assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Lipper and PIMCO. The Trustees also considered information provided by PIMCO regarding the dividend yields of each Fund in comparison to funds in the following Lipper groupings as of December 31, 2016: Lipper General & Insured Municipal Debt Funds (Leveraged) (PMF, PML, PMX), Lipper New York Municipal Debt Funds (PNF, PNI, PYN), and Lipper California Municipal Debt Funds (PCQ, PCK, PZC).

SEMIANNUAL REPORT	JUNE 30, 2017	77

Approval of Investment Management Agreement (Cont.)

The Trustees considered the management fees charged by PIMCO to other funds and accounts with similar strategies to those of the Funds. The Trustees considered information provided by PIMCO indicating that, in comparison to certain other products managed by PIMCO, including open-end funds and exchange-traded funds, there are additional portfolio management challenges in managing closed-end funds such as the Funds, such as those associated with less liquid holdings, the use of leverage, issues relating to trading on a national exchange and attempting to meet a regular dividend. The Trustees were advised by PIMCO that, in light of these additional challenges, different pricing structures for closed-end funds such as the Funds and other products managed by PIMCO are to be expected, and that comparisons of pricing structures across these products may not reflect apt comparisons, even where other products have similar investment objectives and strategies to those of the Funds.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of management fees payable by the Funds under the Agreement (because each Fund’s fees are calculated on net assets including assets attributable to preferred shares outstanding). In this regard, the Trustees took into account that PIMCO has a financial incentive for the Funds to continue to use leverage, which may create a conflict of interest between PIMCO, on one hand, and the Funds’ common shareholders, on the other. The Trustees further noted that this incentive may be greater under the unitary fee arrangements because the contractual management fee rates under the unitary fee arrangements are higher for each Fund than the Fund’s management fee would otherwise be if it did not cover the Fund’s Operating Expenses. Therefore, the total fees paid by each Fund to PIMCO under the unitary fee arrangements will vary more with increases and decreases in applicable leverage incurred by a Fund than under a non-unitary fee arrangement, all things being equal. The Trustees considered information provided by PIMCO and related presentations as to why each Fund’s use of leverage continues to be appropriate and in the best interests of the respective Fund under current market conditions. The Trustees also considered PIMCO’s representation that it will use leverage for the Funds solely as it determines to be in the best interests of the Funds from an investment perspective and without regard to the level of compensation PIMCO receives.

The Trustees also considered estimated profitability analyses provided by PIMCO, which included, among other information, (i) PIMCO’s estimated pre- and post-distribution operating margin for each Fund, as well as PIMCO’s estimated pre- and post-distribution operating margin for all of the closed-end funds advised by PIMCO, including the Funds (collectively, the “estimated margins”), in each case for the one-year period ended December 31, 2016; (ii) a comparison of PIMCO’s estimated margins for the one-year period ended December 31, 2016, to PIMCO’s estimated margins for the one-year period ended December 31, 2015, and (iii) an overview of PIMCO’s average fee rates with respect to all of the closed-end funds advised by PIMCO, including the Funds, compared to PIMCO’s average fee rates with respect to its other clients, including PIMCO-advised separate accounts, open-end funds and hedge funds and private equity funds. The Trustees also took into account explanations from PIMCO regarding how certain corporate and shared expenses were allocated among the Funds and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

The Trustees also took into account the entrepreneurial and business risk PIMCO has undertaken as investment manager and sponsor of the Funds.

The Trustees also took into account that the Funds do not currently have any breakpoints in their management fees. The Trustees considered that, as closed-end investment companies, the Funds do not continually offer new shares to raise additional assets (as does a typical open-end investment company), but may raise additional assets through periodic shelf offerings and may also experience asset growth through investment performance and/or the increased use of leverage. The Trustees also considered that the unitary fee arrangements provide inherent economies of scale because a Fund maintains competitive fixed unitary fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unitary fee arrangements, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unitary fee arrangements protect shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure. The Trustees noted that PIMCO has made extensive investments in these areas.

Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment manager to the Funds and research, statistical and quotation services PIMCO may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis.

After reviewing these and other factors described herein, the Trustees concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreement and based on the

78	PIMCO CLOSED-END FUNDS

(Unaudited)

information provided and related representations made by management, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under the Agreement represent reasonable compensation in light of the nature, extent and quality of services provided by PIMCO. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreement was in the interests of each Fund and its shareholders, and should be approved.

SEMIANNUAL REPORT	JUNE 30, 2017	79

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, and PIMCO New York Municipal Income Fund III.

CEF4012SAR_063017

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund III

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date: August 28, 2017

By:	/s/ WILLIAM G. GALIPEAU
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: August 28, 2017